As filed with the Securities and Exchange Commission on February 13, 2004

File Nos.

33-23493

811-5583

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 38	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 39	☒

FRANKLIN TEMPLETON VARIABLE

INSURANCE PRODUCTS TRUST

(formerly Franklin Valuemark Funds)

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA	94403-1906
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

Karen L. Skidmore, Esq., One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on ☐ pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on ☐ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APRIL 1, 2004

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

CLASS 3

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets Securities Fund

Templeton Foreign Securities Fund

Franklin Templeton Mutual Series

1

Contents

[Begin callout]

Information about each Fund you should know before investing

[End callout]

Your Account

[Begin callout]

Information about Fund account transactions and services

[End callout]

FUND ACCOUNT INFORMATION

Buying Shares	17

Selling Shares	17

Exchanging Shares	18

Fund Account Policies	18

Questions	20

For More Information

[Begin callout]

Where to learn more about each Fund

[End callout]

Back Cover

2

Templeton Developing Markets Securities Fund

Goal and Strategies

Goal

The Fund’s investment goal is long-term capital appreciation.

Main Investments

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy.

Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets, in emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The manager generally seeks to diversify across both countries and sectors, but may from time to time have significant investments in one or more countries or sectors. Emerging market equity securities and emerging market countries are more fully described in the SAI.

[Begin callout]

The Fund invests primarily in equity securities of companies located in, or that have their principal activities in, emerging market countries.

[End callout]

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities. While the Fund has no specific policy regarding the market capitalization of issuers in which it will invest, because of the nature of emerging market issuers, a substantial portion of the Fund’s investments in equity securities of such issuers may be in small capitalization companies, that is, in companies with a market capitalization less than $1.5 billion.

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of developed market countries. The Fund also may invest in American, Global and European Depositary Receipts, which are certificates issued by a bank or trust company that represent ownership in underlying securities issued by a domestic or foreign issuer.

3

Portfolio Selection

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the Fund’s manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. In addition, the manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term (typically 5 years) earnings, asset value, cash flow, and balance sheet. A company’s historical value measures, including price/earnings ratio, book value, profit margins and liquidation value, will also be considered, but are not limiting factors.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. fixed income currency investments. Such investments may be medium-term (less than 5 years for this Fund) or short-term, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

Main Risks

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

Stocks

While stocks have historically outperformed other types of investments over the long term, they may fluctuate in value more dramatically than many other types of investments over the shorter term. These price movements may result from factors affecting individual companies, industries or securities markets. For example, a negative development regarding an individual company’s earnings, management or accounting practices can cause its price to decline, or a broad-based market drop can cause the stock prices of many companies to decline.

Value Style Investing

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

[Begin callout]

Because the stocks the Fund holds fluctuate in price with emerging market conditions and

4

currencies, the value of your investment in the Fund will fluctuate as well. This means you could lose money over short or even extended periods.

[End callout]

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The Fund should be thought of as a long-term investment for the aggressive portion of a well-diversified portfolio.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Adverse changes in foreign currencies and in currency exchange rates can dramatically decrease the value of the Fund’s foreign portfolio holdings.

Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, confiscatory taxes, restrictions on the removal of currency or other assets, nationalization of assets, and expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Markets may be less liquid, and even those which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

5

•	Political and social uncertainty

•	Currency exchange rate volatility

•	Pervasiveness of corruption and crime

•	Delays in settling portfolio transactions

•	Risk of loss arising out of systems of share registration and custody

•	Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

•	Less effective or irregular government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

•	Currency and capital controls and restrictions (which may have an adverse affect on the value of the securities of companies that trade or operate in emerging market countries)

•	Greater sensitivity to interest rate changes

Smaller Companies

While smaller companies, and to some extent mid-size companies, may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and mid-size company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Such companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs rise, making it more difficult for small companies to obtain credit to expand or they may have difficulty in repaying any loans which have a floating interest rate and their growth prospects are less certain.

Country, Sector or Industry Focus.

To the extent the Fund invests a significant portion of its assets in a particular country, sector or industry at any time, the Fund may carry a greater risk of loss due to adverse developments affecting that country, industry or sector than if the Fund always maintained wide diversification among the countries, sectors or industries in which it invests.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

[Begin callout]

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.

[End callout]

6

Past Performance

Because Class 3 shares were not offered until April 1, 2004, the Fund’s Class 2 performance is shown. This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, the returns shown below would be lower.

CLASS 2 ANNUAL TOTAL RETURNS1

[Insert bar graph]

Year
97	-29.33
98	-21.03
99	53.27
00	-32.04
01	-8.08%
02	-0.15
03

Best Quarter:

Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2003
	1 Year	5-Year	Since Inception 03/04/96
Templeton Developing Markets Securities Fund—Class 2
MSCI Emerging Markets Free Index2
S&P/IFC Investable Composite Index²

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent results may differ.

1.	All Fund performance assumes reinvestment of dividends and capital gains. Performance prior to the 5/1/00 merger reflects the historical performance of Templeton Developing Markets Fund. In addition, because Class 2 shares were not offered until 5/1/97, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 5/1/97, Class 2’s results reflect an additional 12b-1 expense, which also affects future performance. Returns are for Class 2 shares that are not offered in this prospectus but have substantially similar annual returns because they invest in the same portfolio of securities; annual returns would differ to the extent that Class 2 and Class 3 expenses differ. [Performance figures will be provided by amendment]

2.	Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted index that measures total returns of the equity securities available to foreign (non-local) investors in emerging markets globally. S&P/International Finance Corporation’s (IFC) Investable Composite Index is a market capitalization weighted index designed to measure the performance of emerging markets stocks. It tracks approximately 2,000 securities in countries such as Brazil, Mexico, China and South Korea. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

7

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because Class 3 shares were not offered until April 1, 2004, operating expenses shown are estimates based on the Fund’s Class 2 expenses. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES	(fees paid directly from your investment)

Class 3
Maximum sales charge (load) imposed on purchases	0.00%
Redemption fee on interests in separate accounts held less than 60 days¹ (as a % of the amount redeemed)	2.00%

ANNUAL FUND OPERATING EXPENSES²	(expenses deducted from Fund assets)

Class 2
Management fees	%
Distribution and service (12b-1) fees³	0.25%
Other expenses	%
Total annual Fund operating expenses	%

1.	While the maximum rate of the redemption fee is 4% of the amount redeemed (using standard rounding criteria), the Fund’s Board of Trustees (Board) has set the current fee at 2%. The fee is retained by the Fund. For more details, see “Redemption Fee,” below.
2.	Operating expenses are estimates based on Class 2 expenses. [Expense figures will be provided by amendment.]
3.	While the maximum amount payable under the Fund’s Class 3 rule 12b-1 plan is 0.35% per year of the Fund’s average net assets, the Board has set the current rate at 0.25%.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[cost figures will be provided by amendment]

	1 Year	3 Years	5 Years	10 Years
Class 2

8

Management

Templeton Asset Management Ltd. (Asset Management), 2 Exchange Square, Hong Kong, is the Fund’s investment manager. Asset Management is a wholly-owned subsidiary of Templeton Worldwide, Inc., which is a wholly-owned subsidiary of Franklin Resources, Inc. Together Asset Management and its affiliates manage over $343 billion in assets as of January 30, 2004.

The team responsible for the Fund’s management is:

Dr. J. Mark Mobius, Managing Director of Asset Management

Dr. Mobius has been a manager of the Fund since its inception in 1994, and has been with Franklin Templeton Investments since 1987.

Tom Wu, Director of Asset Management

Mr. Wu has been a manager of the Fund since its inception in 1994, and has been with Franklin Templeton Investments since 1987.

H. Allan Lam, Portfolio Manager of Asset Management

Mr. Lam has been a manager of the Fund since its inception in 1994, and has been with Franklin Templeton Investments since 1987.

Eddie Chow, Portfolio Manager of Asset Management

Mr. Chow has been a manager of the Fund since 1996, and has been with Franklin Templeton Investments since 1994.

Dennis Lim, Director of Asset Management

Mr. Lim has been a manager of the Fund since 1996, and has been with Franklin Templeton Investments since 1990.

Tek-Khoan Ong, Portfolio Manager of Asset Management

Mr. Ong has been a manager of the Fund since 1996, and has been with Franklin Templeton Investments since 1993.

The Fund pays Asset Management a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2003, the Fund paid xxx% of its average daily net assets to Asset Management for its services.

9

Templeton Foreign Securities Fund

Goal and Strategies

Goal

The Fund’s investment goal is long-term capital growth.

Main Investments

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. While there are no set percentage targets, the Fund generally invests in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

[Begin callout]

The Fund invests primarily in equity securities of foreign companies.

[End callout]

The Fund may from time to time have significant investments in one or more countries or in particular sectors such as financial services.

The Fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. The Fund currently may invest up to 5% of its total assets in swap agreements, put and call options and collars. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

Portfolio Selection

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the Fund’s manager will focus on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors.

10

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

Main Risks

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

Stocks

While stocks have historically outperformed other types of investments over the long term, they may fluctuate in value more dramatically than many other types of investments over the shorter term. These price movements may result from factors affecting individual companies, industries or securities markets. For example, a negative development regarding an individual company’s earnings, management, or accounting practices can cause its stock price to decline, or a broad-based market drop can cause the stock prices of many companies to decline.

Value Style Investing

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Adverse changes in foreign currencies and in currency exchange rates can dramatically decrease the value of the Fund’s foreign portfolio holdings.

Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, confiscatory taxes, restrictions on the removal of currency or other assets, nationalization of assets, and expropriation. Diplomatic and political

11

developments could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

Sector Focus

By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

Derivative Securities

The performance of derivative investments depends on the performance of an underlying asset.

12

Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

[Begin callout]

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.

[End callout]

13

Performance

Because Class 3 shares were not offered until April 1, 2004, the Fund’s Class 2 performance is shown. This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, the returns shown below would be lower.

CLASS 2 ANNUAL TOTAL RETURNS1

[Insert bar graph]

Year
94	-2.22%
95	15.78%
96	24.04%
97	13.73%
98	9.07%
99	23.23%
00	-2.38%
01	-15.99%
02	-18.56%
03

Best Quarter:

Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2003
	1 Year	5-Year	10 Years
Templeton Foreign Securities Fund—Class 2[1]
MSCI EAFE Index[2]

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1.	All Fund performance assumes reinvestment of dividends and capital gains. Performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund. In addition, because Class 2 shares were not offered until 5/1/97, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 5/1/97, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance. Returns are for Class 2 shares that are not offered in this prospectus but have substantially similar annual returns because they invest in the same portfolio of securities; annual returns would differ to the extent that Class 2 and Class 3 expenses differ.
2.	Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

14

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because Class 3 shares were not offered until April 1, 2004, operating expenses shown are estimates based on the Fund’s Class 2 expenses. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES	(fees paid directly from your investment)

Class 3
Maximum sales charge (load) imposed on purchases	0.00%
Redemption fee on interests in separate accounts held less than 60 days¹ (as a % of the amount redeemed)	2.00%

ANNUAL FUND OPERATING EXPENSES²	(expenses deducted from Fund assets)

Class 2
Management fees
Distribution and service (12b-1) fees³	0.25%
Other expenses
Total annual Fund operating expenses

1.	While the maximum amount of the redemption fee is 4% of the amount redeemed (using standard rounding criteria), the Fund’s Board of Trustees (Board) has set the current fee at 2%. The fee is retained by the Fund. For more details, see “Redemption Fee,” below.

2.	Operating expenses are estimates based on Class 2 expenses. [Expense figures will be provided by amendment.]

3.	While the maximum amount payable under the Fund’s Class 3 rule 12b-1 plan is 0.35% per year of the Fund’s average net assets, the Board has set the current rate at 0.25%.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[cost figures will be provided by amendment]

	1 Year	3 Years	5 Years	10 Years
Class 2	$	$	$	$

15

Management

Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund’s investment manager. Investment Counsel is a wholly-owned subsidiary of Templeton Worldwide, Inc., which is a wholly-owned subsidiary of Franklin Resources, Inc. Together Investment Counsel and its affiliates manage over $343 billion in assets as of January 30, 2004.

The team responsible for the Fund’s management is:

Peter A. Nori, CFA, Executive Vice President/Portfolio Manager – Research Analyst of Investment Counsel

Mr. Nori has been a manager of the Fund since 1999, and has been with Franklin Templeton Investments since 1987.

Mark R. Beveridge, CFA, Executive Vice President/Portfolio Manager – Research Analyst of Investment Counsel

Mr. Beveridge has been a manager of the Fund since 1994, and has been with Franklin Templeton Investments since 1985.

Tina Hellmer CFA, Vice President/Portfolio Manager – Research Analyst of Investment Counsel

Ms. Hellmer has been a manager of the Fund since 2003, and has been with Franklin Templeton Investments since 1997.

The Fund pays Investment Counsel a fee for managing the Fund’s assets. For fiscal year ended December 31, 2003, the Fund paid 0.xx% of its average daily net assets to Investment Counsel for its services.

16

Additional Information

Legal proceedings

[to be filed by amendment]

Distributions and taxes

Income and capital gains distributions

Each Fund will declare as dividends substantially all of its net investment income. Each Fund will pay dividends from net investment income and net capital gains, if any, at least annually. Dividends or distributions by the Fund will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by each Fund will be automatically reinvested in additional shares of that Fund or, if requested, paid in cash to the insurance company shareholder.

Tax considerations

The tax consequences for contract owners from their investment in variable annuity or variable life insurance contracts will depend on the provisions of these contracts. Contract owners should consult the accompanying contract prospectus for more information on these tax consequences.

Fund Account Information

Buying shares

Shares of each Fund are sold at net asset value (NAV) only to the separate accounts of participating insurance companies as underlying investment options for variable life insurance policies and variable annuity contracts. The Trusts’ Board of Trustees (Board) monitors the Funds for the existence of any material irreconcilable conflicts of interest between the two different types of contract owners. If there were any such conflicts, the Board will determine what action, if any, shall be taken in response. Please refer to the accompanying contract prospectus for information on how to select the Funds as investment options.

Contract owners’ payments will be allocated by the insurance company separate account to sub-accounts that purchase shares of the Fund corresponding with the sub-account chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The Funds do not issue share certificates.

Selling shares

Each insurance company shareholder sells shares of the applicable Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the

17

terms of its contracts. Requests to sell shares are processed at the NAV next calculated after the Fund receives the request in proper form. Class 3 shares may assess a maximum 4% (currently 2%) redemption fee when contract owners redeem funds from an insurance company sub-account held for less than 60 days. For more details, see “Redemption Fee,” below.

Exchanging shares

Contract owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund for interests in sub-accounts that correspond with shares of other classes or Funds, subject to the terms and any specific limitations on the exchange (or “transfer”) privilege described in the contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. To protect shareholders, there are limits on the number and amount of Fund exchanges that may be made (please see “Market Timers,” below).

Class 3 shares may assess a maximum 4% (currently 2%) redemption fee when contract owners redeem funds from an insurance company sub-account held for less than 60 days. For more details, see “Redemption Fee,” below.

Fund Account Policies

Calculating Share Price

The Funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each Fund’s NAV is calculated by dividing its net assets by the number of its shares outstanding.

Each Fund’s assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the Funds are open for business at the NAV next calculated after the Fund receives the request in proper form.

Statements and Reports

Contract owners will receive the Funds’ financial reports every six months from their insurance company.

Classes of shares

Developing Markets Fund and Foreign Securities Fund, are both series or funds of Franklin Templeton Variable Insurance Products Trust (Trust) and offer 3 classes of shares. All series and

18

classes offered by the Trust are available only to insurance companies as investment options in variable annuity or variable life insurance contracts. The different classes of shares represent investments in the same portfolio of securities but Class 2 and Class 3 are subject to a distribution and service (12b-1) plan fees, which are described in the prospectuses for Class 2 and below for Class 3. Class 3 shares may assess a maximum 4% (currently 2%) redemption fee when contract owners redeem funds from an insurance company sub-account held for less than 60 days. For more details, see “Redemption Fee,” below.

Distribution and service (12b-1) fees

Class 3 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Funds to pay distribution fees to those who sell and distribute Class 3 shares and provide services to shareholders and contract owners. Because these fees are paid out of Class 3’s assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under the Funds’ Class 3 rule 12b-1 plan is 0.35% per year of a Fund’s average net assets, the Board has set the current rate at 0.25%. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.

Redemption Fee

Class 3 shares may assess a redemption fee when contract owners redeem funds from an insurance company sub-account investing in a Fund within 60 days after their investment in that sub-account. While the maximum amount of the redemption fee is 4% of the amount transferred (using standard rounding criteria), the Board has set the current fee at 2%. The fee is retained by the Funds and is intended to compensate them for the negative impact on fund performance that may result from frequent, short-term trading strategies. When multiple purchase payments (or exchanges) are made to a sub-account investing in a Fund, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining the redemption fee. In other words, funds invested the longest will be treated as being transferred first, and funds invested for the shortest time will be treated as being transferred last. The redemption fee may be collected by deduction from the redemption proceeds. Some transactions are not subject to the redemption fee, including certain scheduled and systematic transfers, contract loans or surrenders, or transfers made upon annuitization of the insurance contract. You should contact your financial intermediary or refer to your insurance contract prospectus for more information on how the redemption fee is applied to your shares.

In addition to the circumstances above, the Funds reserve the right to waive the redemption fee at their discretion where they believe such waiver is consistent with the best interests of the Fund, to the extent permitted by law. Also, the Funds reserve the right to modify or eliminate the redemption fee or waivers at any time. Shareholders will be given 60 days’ notice of any material changes, unless otherwise provided by law.

19

Market Timers

Market timing—short term or excessive trading or other abusive trading practices— may disrupt portfolio management strategies or Fund operations, increase Fund costs, and harm Fund performance. The Funds currently do not allow investments by market timers.

You may be considered a market timer if you have (i) requested an exchange or redemption out of the Fund within two weeks of an earlier exchange or purchase request, or (ii) exchanged or redeemed shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged or redeemed shares equal to at least $5 million, or more than 1% of the Fund’s net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

Additional Policies

Please note that the Funds maintain additional policies and reserve certain rights, including:

•	Each Fund may refuse any order to buy shares.
•	At any time, the Funds may establish or change investment minimums.
•	The Funds may modify or discontinue the exchange privilege on 60 days’ notice to insurance company shareholders or as required by law.
•	You may only buy shares of the Funds eligible for sale in your state or jurisdiction.
•	In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
•	To permit investors to obtain the current price, participating insurance companies are responsible for transmitting all orders to the Fund promptly.

Questions

More detailed information about the Trust and the Funds’ account policies can be found in the Funds’ Statement of Additional Information. If you have any questions about the Funds, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563 (a toll-free number). For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

20

FOR MORE INFORMATION

The Funds of Franklin Templeton Variable Insurance Products Trust (the Trust) are generally only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the Fund in the following document:

Statement of Additional Information

Contains more information about each Fund, its investments, policies, and risks. It is incorporated by reference into (which mean it is legally a part of) this prospectus.

For a free copy of the SAI, please contact your investment representative or call us at the number below.

Franklin® Templeton® Investments

1-800/321-8563

You also can obtain information about the Funds by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5479

21

FRANKLIN TEMPLETON

VARIABLE INSURANCE

PRODUCTS TRUST

CLASS 3

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2004

One Franklin Parkway, San Mateo CA 94403-1906 1/800-342-3863

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds’ Class 3 prospectus. The Funds’ prospectus, dated April 1, 2004, which we may amend from time to time, contain the basic information you should know before investing in either Fund. You should read this SAI together with the Funds’ prospectus.

The audited financial statements and auditor’s report in the Franklin Templeton Variable Insurance Products Trust Annual Report to Shareholders, for the fiscal year ended December 31, 2003 will be filed by amendment.

To obtain a free additional copy of the Class 3 prospectus, or an Annual Report, please call Franklin Templeton at 1-800/342-3863, or your insurance company.

Mutual funds, annuities, and other investment products:

•	are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

•	are not deposits or obligations of, or guaranteed or endorsed by, any bank;

•	are subject to investment risks, including the possible loss of principal.

Introduction

The information provided with respect to each Fund is in addition to that included in the Fund’s prospectus.

In addition to the main types of investments and strategies undertaken by each Fund as described in the prospectus, the Funds also may invest, to a lesser extent, in other types of securities and engage in and pursue other investment strategies, which are described in this SAI. Each type of investment and investment strategy mentioned with respect to each Fund is discussed in greater detail in the Section entitled “Glossary of Securities, Investment Techniques and their Risks”.

Generally, the policies and restrictions discussed in this SAI and in the prospectuses apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of a Fund’s policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Each Fund has adopted certain investment restrictions as fundamental policies and certain others as non-fundamental policies. A fundamental policy may be changed only with the approval of (i) more than 50% of the Fund’s outstanding shares or (ii) 67% or more of the Fund’s shares present at a shareholder meeting if more than 50% of the Fund’s outstanding shares are represented at the meeting in person or by proxy, whichever is less. Other investment policies and restrictions of each Fund that are not fundamental investment policies may be changed without the approval of shareholders.

Fundamental Investment Policies

Each Fund’s investment goal is fundamental. Templeton Developing Market Securities Fund’s investment goal is long-term capital appreciation. Templeton Foreign Securities Fund’s investment goal is long-term capital growth.

The Funds may not:

•	Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

•	Borrow money, except that the Fund may borrow money from banks to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or from any person for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (including the amount borrowed).

•	Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

•	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

•	Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

•	Purchase or sell real estate and commodities, except that the Fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

•	Issue securities senior to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities, to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

Non-Fundamental Investment Policies

Developing Markets Fund and Foreign Securities Fund are each subject to a non-fundamental policy requiring that, under normal conditions, the Fund will invest at least 80% of its net assets in the type of securities that its name connotes. For the purpose of these non-fundamental policies, the “net assets” of a Fund means the Fund’s net assets, plus the amount of any borrowing for investment purposes. Although these policies are non-fundamental, shareholders of each Fund will be given at least 60 days’ advance notice of any change in the Fund’s policy.

Goals, Additional Strategies and Risks

Templeton Developing Markets Securities Fund

(Developing Markets Fund)

The Fund’s investment goal is long-term capital appreciation.

Other Considerations

For this Fund, emerging market countries include: (i) countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; or (ii) countries that are classified by the United Nations or otherwise regarded by their authorities as emerging; or (iii) countries with a market capitalization of less than 3% of the Morgan Stanley Capital World Index.

Emerging market equity securities are equity securities of emerging market companies. Emerging market companies are: (i) companies the principal securities trading markets of which are in emerging market countries; or (ii) companies that derive a significant share of their total revenue from either goods or services produced or sales made in emerging market countries; or (iii) companies that have a significant portion of their assets in emerging market countries; or (iv) companies that are linked to currencies of emerging market countries; or (v) companies that are organized under the laws of, or with principal offices in, emerging market countries. The manager will determine eligibility based on publicly available information and inquiries to the companies.

From time to time, the Fund may hold significant cash positions, including investment in shares of an affiliated money market fund, until suitable investment opportunities are available, consistent with its policy on temporary investments.

The Fund seeks to benefit from economic and other developments in emerging markets. The investment goal of the Fund reflects the belief that investment opportunities may result from an evolving, long-term international trend favoring more market-oriented economies. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Countries in the process of developing more market-oriented economies may experience relatively high rates of economic growth, but there are many factors that may slow development and growth. Other countries, although having relatively mature emerging markets, also may be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

The Fund may use various derivative strategies. The performance of derivative investments depends, at least in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Other Investments and Strategies

•	Debt Securities. Depending upon current market conditions, the Fund may invest up to 20% of its assets in fixed-income debt securities for capital appreciation.

To the extent the Fund invests in debt securities, it will invest in those rated at least C by Moody’s or S&P® or, if unrated, that the manager determines to be of comparable quality. As a fundamental policy, the Fund will not invest more than 10% of its assets in defaulted debt securities. The Fund does not, however, currently intend to invest in defaulted debt. As an operating policy (which may be changed without shareholder approval), the Fund will not invest more than 5% of its assets in lower-rated debt securities which include debt securities rated BBB or lower by S&P® or Baa or lower by Moody’s (the lowest category of “investment grade” rating).

•	Country, Sector or Industry Focus. The manager generally seeks to diversify across both countries and sectors, but may sometimes have significant investments in one or more countries or sectors, in part because in some countries particular sectors dominate.

•	Closed end Investment Companies. The Fund may invest up to 10% of its total assets in securities of closed-end investment companies to facilitate foreign investment. Investors should realize that they indirectly bear a proportionate share of the expenses of these investment companies, including operating costs, and investment advisory or administrative fees.

•	Foreign Securities. The Fund will at all times, except during defensive periods, maintain investments in at least three emerging markets countries. The Fund may, but currently does not intend to, invest more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange.

•	The Fund also may:

•	lend its portfolio securities up to 33 1/3% of its assets;

•	borrow up to 33 1/3% of the value of its assets;

•	purchase convertible securities and warrants;

•	invest up to 15% of its net assets in illiquid securities;

•	enter into repurchase agreements;

•	enter into forward foreign currency exchange contracts; and

•	enter into futures contracts, and related options, with respect to securities, securities indices and foreign currencies. The value of the underlying securities of written futures contracts will not exceed at any time 25% of the Fund’s total assets.

Templeton Foreign Securities Fund

(Foreign Securities Fund)

Other Considerations

As an international fund, the Fund will invest in securities of issuers in at least three countries outside the U.S. The Fund will invest predominantly in large-cap and mid-cap companies with market capitalizations of $5 billion or more, and $2 billion to $5 billion, respectively. It also may invest up to 15% of its assets in smaller companies.

Other Investments and Strategies

•	Debt Securities. The Fund may invest up to 20% of its assets in debt securities including in medium and lower quality debt securities that are rated between BBB and as low as D by S&P®, and between Baa and as low as C by Moody’s or unrated securities the manager determines are of comparable quality. As a non-fundamental policy, the Fund will not invest more than 5% of its assets in lower-rated securities rated BB or lower by S&P®, Ba or lower by Moody’s, or lower unrated securities that the manager determines are an equivalent investment quality.

•	The Fund also may:

•	invest up to 15% of its net assets in illiquid securities;

•	invest up to 5% of its net assets in convertible securities;

•	enter into firm commitment agreements;

•	purchase securities on a “when issued” basis;

•	purchase securities of exchange-traded funds;

•	purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts. It may engage in these transactions only if the total contract value of the futures do not exceed 20% of the Fund’s total assets;

•	lend its portfolio securities up to 33 1/3% of its total assets; and

•	borrow up to 33 1/3% of the value of its total assets.

Glossary of Securities, Investment Techniques and their Risks

This section describes certain types of securities and investment techniques that a Fund may use to help it achieve its investment goals. Not all investments, strategies and techniques may be available to a Fund. You should refer to the information in the prospectus or the individual sections above to determine if such may be used by a Fund. If there appears to be an inconsistency between this section and the individual Fund section, the individual Fund section controls and should be relied upon.’

With the exception of a Fund’s investment goal and those restrictions specifically identified as fundamental, all investment policies and practices described in the Fund’s prospectus and in this SAI are not fundamental, which means that they may be changed without shareholder approval.

The value of your shares will increase as the value of the securities owned by a Fund increases and will decrease as the value of the Fund’s investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares also may change with movements in the stock markets as a whole.

At various times during the last 14 years, gains in the stock market, and for many individual securities, significantly exceeded prior historical norms. Investors should not have unrealistic expectations that such expansion or the pace of gains will resume or continue in the future.

In addition to the risks described in the Funds’ prospectus and the individual Fund summaries above, investors should consider the risks that pertain to a Fund that may invest in the instruments or engage in the following strategies.

BORROWING

Neither Fund will purchase additional securities while its borrowing exceeds its stated percentage limitations on borrowing. Under federal securities laws, a fund may borrow from banks provided it maintains continuous asset coverage of 300% with respect to such borrowings, including selling (within three days) sufficient portfolio holdings to restore such coverage should it decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

Leveraging by means of borrowing may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the Fund to use its other assets to increase the collateral. In addition, the money borrowed will be subject to interest and other costs (which may include commitment fees and the cost of maintaining minimum average balances). The cost of borrowing may exceed the income received from the securities purchased with borrowed funds.

In addition to borrowing for leverage purposes, the Funds also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities. This allows the Funds greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than cash flow considerations. See “Fundamental Investment Policies” for more information about the Funds’ policies with respect to borrowing.

CONVERTIBLE SECURITIES

IN GENERAL. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a conventional fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and stock market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When that convertible security is “converted,” the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

In addition, the issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While each Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations of the issuer in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so its market value is dependent on the issuer’s business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

DEBT SECURITIES

IN GENERAL. In general, debt securities represent a loan of money to the issuer by the purchaser of the securities. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender, and to return the lender’s money over or at the end of a certain time period. A company typically must meet its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bond, notes and commercial paper are types of debt securities. Each of these differs in the length of the issuer’s payment schedule, with commercial paper having the shortest payment schedule.

Debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer’s ability to repay principal and pay interest, and ratings upgrades.

INTEREST RATE. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. To the extent a Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund’s portfolio and its share price. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of debt securities generally declines. These changes in market value will be reflected in a Fund’s net asset value per share. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

INVERSE FLOATERS. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices. The prices of inverse floaters can be highly volatile as a result. Inverse floaters generally are considered to be “derivative” securities.

STRUCTURED NOTES. Structured notes typically are issued by entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. The entity typically is organized by an investment banking firm that receives fees in connection with establishing the entity and arranging placement of its securities. Restructuring involves the deposit with or purchase by the entity, which may be a corporation or trust, of specified financial instruments, and the issuance by the entity of one or more classes of securities, including structured notes, backed by or representing interests in the underlying instruments. The cash flows arising from the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions, as well as put or call features, or elements of financial leverage. The extent of the payments made with respect to the structured investment is dependent on the cash flows arising from the underlying instruments, and the terms and conditions of the structured security. Classes of structured notes may be either subordinated or unsubordinated to the right of payment of another class or classes. Subordinated structured investments typically have higher yields, and present greater risks, than unsubordinated structured investments. Various features of structured notes may result in substantial volatility in relation to changes in interest rates or the credit quality of the underlying instruments.

Structured notes typically are sold in private placement transactions to institutional investors such as a Fund, and there generally is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Funds’ restrictions on investments in illiquid securities.

RATINGS. Various investment services publish ratings of some of the debt securities in which the Funds may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by a Fund’s manager to be of comparable quality. Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.” Lower-rated securities typically are riskier than investment grade securities. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P® are securities on which no interest is being paid. These ratings represent the opinions of the rating services with respect to the issuer’s ability to pay interest and repay principal. They do not purport to reflect other risks, such as the risk of fluctuations in market value, and are not absolute standards of quality. See “Description of Ratings for Bonds, Short-Term Debt and Commercial Paper” for a more complete discussion of the ratings.

LOWER RATED AND UNRATED SECURITIES. An investment in any Fund that invests in below-investment grade securities, including those issued by foreign companies and governments, is subject to a higher degree of risk than an investment in a Fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which certain of the Funds invest. Accordingly, an investment in such a Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities. The ability of a Fund to achieve its investment goal may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities. A Fund relies on the manager’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities may be less sensitive to interest rate changes than higher rated investments, but more sensitive to economic downturns or individual adverse corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower rated debt securities prices. This is because an economic downturn could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from a Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for a Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer’s creditworthiness, or a default by an issuer may make it more difficult for a Fund to manage the timing of its income. To generate cash for distributions, a Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares. A portfolio may be required under the Internal Revenue Code and U.S. Treasury Regulations to accrue income for income tax purposes on defaulted obligations and to distribute such income to the portfolio shareholders even though the portfolio is not currently receiving interest payments on such obligations.

The markets in which lower rated and unrated debt securities are traded are more limited than those in which high rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at desirable prices either to meet redemption requests or to respond to a specific economic event, such as deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain lower rated or unrated debt securities also may make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund’s portfolio. Market quotations are generally available on many lower rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices of actual sales.

High yield, fixed-income securities that are sold without registration under federal securities laws carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if a Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. A Fund also may incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

High yield, fixed-income securities acquired during an initial underwriting involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The Funds have no arrangement with their underwriter or any other person concerning the acquisition of these securities.

The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, a Fund will not receive any cash until the cash payment date. If the issuer defaults, a Fund may not obtain any return on its investment.

Certain of the high yielding, fixed-income securities in which the Funds may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

DEFAULTED DEBT. The risk of loss due to default may be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other debt of the issuer. If the issuer of a security in a Fund’s portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund’s net asset value. Defaulted securities tend to lose much of their value before they default. Thus, a Fund’s net asset value may be adversely affected before an issuer defaults. In addition, a Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

A Fund will buy defaulted debt securities if, in the opinion of the manager, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. Defaulted debt securities may be illiquid and, as such, will be part of the percentage limits on investments in illiquid securities discussed under “Fundamental Investment Policies.”

LOAN PARTICIPATIONS. Loan participations are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities that operate in a variety of industries and geographical regions. Generally, these instruments are sold without a guarantee by the lending institution, and are subject to the credit risks of both the borrower and the lending institution. While loan participations generally trade at par value, a Fund also may be able to acquire loan participations that sell at a discount because of the borrower’s credit problems. To the extent the borrower’s credit problems are resolved, such loan participations may appreciate in value. The manager may acquire loan participations for a Fund when it believes that appreciation will occur over the long term. An investment in these instruments carries substantially the same risks as those for defaulted debt securities. Interest payments on these instruments may be reduced, deferred, suspended or eliminated and principal payments may likewise be reduced, deferred, suspended or canceled, causing the loss of the entire amount of the investment. Most loan participations are illiquid and, to that extent, will be included in a Fund’s limitation on illiquid investments described under “Illiquid Securities.”

BANK OBLIGATIONS. Bank obligations, or instruments secured by bank obligations, include fixed, floating or variable rate certificates of deposit (CDs), letters of credit, time deposits, bank notes and bankers’ acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Bankers’ acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank “accepts” a bankers’ acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity.

Certain Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Funds that are permitted to invest in bank obligations may invest in dollar-denominated certificates of deposit and bankers’ acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

COMMERCIAL PAPER. Commercial paper typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. A Fund may invest in domestic or foreign commercial paper. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P® or, if unrated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody’s or AAA or AA by S&P®. Certain Funds also may invest in lower rated commercial paper to the extent permitted by their policies on lower rated debt securities generally. See “Description of Ratings for Bonds, Short-Term Debt and Commercial Paper” for a more complete description of commercial paper ratings.

DERIVATIVE SECURITIES

IN GENERAL. In general, derivative securities are those securities whose values are dependent upon the performance of one or more securities, indices or currencies.

Derivatives may be used for “hedging,” which means that they may help manage risks relating to interest rates, currency fluctuations and other market factors. They also may be used to increase liquidity or to invest in a particular stock or bond in a more efficient or less expensive way.

FUTURES CONTRACTS. A futures contract is a standard binding agreement to buy or sell a specified quantity or grade of a commodity or a broad-based stock index at a later date. In general, commodities include most agricultural products, such as wheat, cotton and rice, other types of goods and articles, and all services, rights, and interests in which the contract calls for a future delivery of the item at a predetermined price. A futures contract for the sale and purchase of a financial instrument, such as a security, is considered a futures contract on a commodity. Although futures contracts by their terms call for the actual delivery or acquisition of the commodities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract and without the parties having to make or take delivery. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities, commodities, or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the securities or commodity called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the securities or commodity called for by the contract at a specified price on a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of portfolio securities or of commodities that may have an effect on the price of portfolio securities, without actually buying or selling the underlying security or commodity. Futures contracts have been designed by exchanges that have been designated “contracts markets” by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

A purchase or sale of a futures contract may result in losses in excess of the amount invested. A Fund may not be able to properly hedge its securities where a liquid secondary market is unavailable for the futures contract the Fund wishes to close. In addition, there may be an imperfect correlation between movements in the securities, commodities or foreign currency on which the futures or options contract is based and movements in the securities or currency held by the Fund or the commodity which may have an effect on the securities held by the Fund. Adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Although the manager believes that the use of futures contracts may benefit certain Funds, if the manager’s investment judgment about the general direction of interest or currency exchange rates or commodity prices is incorrect, a Fund’s overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged because it will have offsetting losses in its futures positions. Similarly, if a Fund sells a foreign currency futures contract and the U.S. dollar value of the currency unexpectedly increases, the Fund will lose the beneficial effect of the increase on the value of the security denominated in that currency. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Sales of securities may be, but are not necessarily, at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general trends in the price of the underlying commodity, currency or securities index by the manager may still not result in a successful transaction.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

The Funds that are authorized to engage in futures transactions intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. A Fund may not be able to achieve a perfect correlation between its futures positions and portfolio positions in corporate fixed-income securities because futures contracts based on these securities are not currently available.

Futures contracts that are traded on foreign exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, foreign futures contracts may be subject to varied regulatory oversight. The price of any foreign futures contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

A Fund may enter into futures contracts on foreign currencies, interest rates, or on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, Ginnie Mae modified pass-through mortgage-backed securities, and three-month U.S. Treasury bills. In addition, certain Funds may enter into futures contracts for commodities in other types of commodity groups, including energy, livestock, agriculture, industrial metals and precious metals. A Fund also may enter into futures contracts on corporate securities and non-U.S. government debt securities, but such futures contracts are not currently available.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment (initial deposit). Daily thereafter, the futures contract is valued and the payment of “variation margin” may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract’s value. In addition, the Fund must maintain with its custodian bank, to the extent required by the rules of the Securities and Exchange Commission (SEC), assets in a segregated account to cover its obligations with respect to such contract, which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

At the time of delivery of debt securities on the settlement date of a contract for future delivery of debt securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

A Fund will not engage in transactions in futures contracts for speculation. Futures contracts may be used as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy or to attempt to protect a Fund from fluctuations in price of portfolio securities, currencies in which they are denominated or to which they are exposed, or of commodities that might affect the price of portfolio securities without actually buying or selling the underlying security, currency or commodity.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Funds do not believe that these trading and positions limits will have an adverse impact on the Funds’ strategies for hedging their portfolios.

1. Financial futures. Financial futures contracts are commodity contracts that obligate the purchase or seller to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index, during a specified future period at a specified price.

Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The obligation to make or take delivery is ended by buying (or selling, as the case may be) on an exchange an identical financial futures contract calling for delivery in the same month. All transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it buys or sells financial futures.

2. Futures Contracts on Non-Financial Commodities. Certain Funds may enter into futures contracts for commodities in other types of commodity groups, including energy, livestock, agriculture, industrial metals and precious metals. These Funds intend to enter into such futures contracts (and any related options) only for hedging purposes. They do not intend to actually take receipt or make delivery of these types of non-financial commodities and will usually enter into an offsetting futures contract to insure that the transaction is closed out prior to the delivery date contemplated under the futures contract. In addition to the risk associated with futures contracts in general, a futures contract for non-financial commodities presents the risk that the offsetting contract may fail and the counterparty to the initial futures contract may demand a party’s performance or sue for damages. The CFTC has established certain regulatory safeguards that seek to reduce this risk.

3. Options on futures contracts. A Fund may purchase and “write” (sell) options on futures contracts for hedging purposes only. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, securities index or currency, the option may be less risky than direct ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance, or appreciation in the value of a foreign currency against the U.S. dollar.

If a Fund writes a call option on a futures contract and the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any decline that may have occurred in the value of the Fund’s holdings. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund’s losses from options on futures may be affected by changes in the value of its portfolio securities.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In writing options on futures, a Fund’s loss is potentially unlimited and may exceed the amount of the premium received. Also, a Fund may not be able to properly hedge its securities or close out option contract positions if a liquid secondary market is unavailable for the option the Fund wishes to close. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

4. Bond index futures and options on such futures. A Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund also may conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. A Fund’s investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by it in other financial futures transactions. A Fund also may buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

5. Stock index futures and options on such futures. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. A Fund may buy and sell stock index futures contracts and options on stock index futures contracts that trade on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. In general, these Funds may invest in index futures for hedging purposes. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contracts value.

Stock index futures contracts obligate the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

A Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset a possible decrease in market value of its equity securities. When a Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

Options on stock index futures. To hedge against risks of market price fluctuations, a Fund may buy and sell call and put options on stock index futures. The need to hedge against these risks will depend on the extent of diversification of the Fund’s common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the writer of the option will deliver to the holder of the option the accumulated balance in the writer’s futures margin account representing the amount that the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

6. Future developments. The Funds may take advantage of opportunities in the area of options, futures, and options in futures and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Funds’ investment goals and legally permissible for the Funds.

Unless otherwise noted in a Fund’s policies, none of the Funds permitted to purchase or sell futures contracts will purchase or sell futures contracts or options on futures contracts if, immediately thereafter, the aggregate amount of initial margin deposits on all the futures positions of the Fund and the premiums paid on options on futures contracts would exceed 5% of the market value of the Fund’s total assets.

FORWARD CONVERSIONS. In a forward conversion, a Fund buys securities and writes call options and buys put options on such securities. By purchasing puts, a Fund protects against depreciation in value of an underlying security. By selling calls on the same security, a Fund receives premiums that may offset part or all of the cost of purchasing the puts, but also foregoes the opportunity for appreciation in the value of the underlying security. A Fund will not exercise a put it has purchased while a call option on the same security is outstanding.

Although it is generally intended that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, a Fund’s return may depend in part on movements in the price of the underlying security.

OPTIONS. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index’s closing price and the option’s exercise price.

Unless otherwise noted in a Fund’s policies, the value of the underlying securities on which options may be “written” (sold) at any one time will not exceed 15% of the Fund’s assets. Nor will a Fund purchase put or call options if the aggregate premium paid for such options would exceed 5% of its assets at the time of purchase. .

A Fund may write (sell) covered put and call options and buy put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market. Additionally, a Fund may “close out” options it has entered into.

A call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option. The OTC market is the dealer-to-dealer market in securities, in this case, option securities in which the Fund may buy or sell.

A Fund’s options investments involve certain risks. The effectiveness of an options strategy depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of the Fund’s portfolio. In addition, the Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option. If the manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the manager did not employ such strategies.

When trading options on foreign exchanges or in the over-the-counter market, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. The purchaser of an option can lose the amount of the premium plus related transaction costs. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements associated with option writing.

Options on securities traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist and a Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities where a buyer exercises put or call options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

A Fund also may use “collars.” A”collar” position combines a long put option (the right of the Fund to sell a specific security within a specified period) with a short call option (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

1. Buying call and put options on securities. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A Fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A Fund also may buy call options on securities held in its portfolio and on which it has written call options.

As the holder of a put option, a Fund has the right to sell the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.

A Fund may buy a put option on an underlying security or currency owned by the Fund (a protective put) as a hedging technique in order to protect against an anticipated decline in the market value of the security. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the security is eventually sold.

A Fund also may buy put options at a time when it does not own the underlying security. By buying put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

2. Writing covered call and put options on securities. A Fund may write options to generate additional income and to hedge its portfolio against market or exchange rate movements. The writer of covered calls gives up the potential for capital appreciation above the exercise price of the option should the underlying stock rise in value. If the value of the underlying stock rises above the exercise price of the call option, the security may be “called away” and a Fund required to sell shares of the stock at the exercise price. A Fund will realize a gain or loss from the sale of the underlying security depending on whether the exercise price is greater or less than the purchase price of the stock. Any gain will be increased by the amount of the premium received from the sale of the call; any loss will be decreased by the amount of the premium received. If a covered call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If, however, the stock price decreases, the hedging benefit of the covered call option is limited to the amount of the premium received.

A call option written by a Fund is “covered” if a Fund:

(a)	owns the underlying security that is subject to the call; or

(b)	has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.

A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held:

(a)	is equal to or less than the exercise price of the call written; or

(b)	is greater than the exercise price of the call written if the difference in exercise prices is maintained by a Fund in cash and marketable securities.

Options may be written in connection with “buy-and-write” transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (in-the-money), equal to (at-the-money), or above (out-of-the-money) the current value of the underlying security at the time the option is written.

When a Fund writes a covered call option, the underlying securities that are subject to the call will be held in a segregated account (or escrow) with the Fund’s custodian. It will be unable to sell the underlying securities that are subject to the call until it either effects a closing transaction with respect to the call, or otherwise satisfies the conditions for release of the underlying securities from escrow, as may be imposed by the broker through which the call is effected. In addition, if the broker fails to timely issue instructions to the Fund’s custodian to permit the release of the underlying security when the escrow is no longer required, the Fund may be unable to sell the securities when it desires to do so.

The writer of covered puts retains the risk of loss should the underlying security decline in value. If the value of the underlying stock declines below the exercise price of the put option, the security may be “put to” a Fund and the Fund required to buy the stock at the exercise price. A Fund will incur an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

A put option written by the Fund is “covered” if the Fund maintains cash and marketable securities with a value equal to the exercise price in a segregated account with its custodian bank. A put option is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by a Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option in the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

3. Options on stock indices. A Fund also may buy and sell both call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations or to increase income to the Fund. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stock.

When a Fund writes an option on a stock index, the Fund may cover the option by owning securities whose price changes, in the opinion of the manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. The Funds also may cover by establishing a segregated account containing cash or marketable securities with its custodian bank in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or it will otherwise cover the transaction.

A Fund’s ability to effectively use options on stock indices depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund’s portfolio. Inasmuch as these securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of the securities underlying the option will not move in the same amount as the option. It is also possible that there may be a negative correlation between the index and the hedged securities that would result in a loss on both the securities and the instrument. Accordingly, successful use by a Fund of options on stock indices will be subject to the manager’s ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Thus, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the Fund’s performance.

4. Over-the-counter (OTC) options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

The Funds understand the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Funds and the manager disagree with this position. Nevertheless, pending a change in the staff’s position, the Funds will treat OTC options and “cover” assets as subject to a Fund’s limitation on illiquid securities.

5. Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying security with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases or writes combinations of put and call options on the same security. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require a Fund to buy and or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund was to buy or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if the Fund was to buy or sell a single option.

SWAP AGREEMENTS. A Fund may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year (swap transaction). In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The notional amount of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Fund’s portfolio.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the ability of the manager correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The manager will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit a Fund’s ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely effect a Fund’s ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

1. Interest rate swaps. An interest rate swap is an agreement between two parties to exchange sets of cash flows over a period in the future. Most corporate and government bonds pay fixed coupons, and are exposed to the risk of rising interest rates. By swapping fixed payments for floating payments, an interest rate swap is a vehicle to hedge interest rate risk.

An example of an interest rate swap is an exchange between one obligation that has an interest rate fixed to maturity with another that has an interest rate that changes with changes in a designated benchmark, such as the London Interbank Offered Rate (LIBOR), prime, commercial paper, or other benchmarks. The obligations to make repayment of principal on the underlying securities are not transferred. Similarly, the right to receive such repayments of principal is not transferred. These transactions generally require the participation of an intermediary, frequently a bank. The entity holding the fixed rate obligation will transfer the obligation to the intermediary, and the entity will then be obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with a second entity that has a floating-rate obligation that substantially mirrors the obligation desired by the first entity. In return for assuming a fixed obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees.

Interest rate swaps permit the party seeking a floating rate obligation the opportunity to acquire the obligation at a lower rate than is directly available in the credit market, while permitting the party desiring a fixed rate obligation the opportunity to acquire a fixed rate obligation, also frequently at a price lower than is available in the capital markets. The success of the transaction depends in large part on the availability of fixed rate obligations at a low enough coupon rate to cover the cost involved.

DIVERSIFICATION

Each Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except U.S. government securities) if (a) more than 5% of the value of the Fund’s assets would be invested in such issuer, or (b) hold more than 10% of any or all classes of the securities of any one issuer or, (c) the Fund would hold more than 10% of the outstanding voting securities of such issuer.

In addition, each diversified Fund intends to diversify its investments to meet the requirements under federal tax laws relating to regulated investment companies and variable contracts issued by insurance companies.

EQUITY SECURITIES

A Fund may invest in equity securities, which include common and preferred stocks, warrants, and securities convertible or exchangeable into common stock.

COMMON STOCK. Common stock represents a proportionate share of the ownership of a company. The value of a stock is based on the market’s appraisal of current and likely future success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Because it represents ownership, common stock ranks lowest in the capital structure of a company, in terms of its claim on the revenues or earnings of the company, and the value of a company’s assets in the event of bankruptcy or liquidation. A company’s creditors, including the holders or a company’s debt securities, if any, have claims that take priority over the interests of the owners of the company’s common stock. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. The returns from ownership of common stocks historically have been greater than the returns from ownership of other classes of financial assets, but their value can fluctuate dramatically over shorter periods in response to many factors affecting individual companies, industries, or the stock market or economy in general.

Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities.

The price of a stock also may be adversely affected by discovery and disclosure of accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. The discovery and disclosure of accounting irregularities may result in changes to a company’s past or current reported earnings, impairment of its credit rating and financial stability. These changes may result in a sudden and significant drop in the price of the company’s equity and debt securities and, in some cases, can result in bankruptcy or the threat of bankruptcy, because the company’s true financial condition after correction of accounting irregularities may violate covenants to which the company is subject under the terms of its credit arrangements.

PREFERRED STOCK. Preferred stock also represents an ownership interest in a company, but that ownership interest usually is limited to a specific dollar amount per share of liquidation priority over common equity in the event of liquidation of the company. Preferred stocks usually have fixed or variable dividend payment rates, and the payment of those dividends to the holders of preferred stock takes priority over the interests of holders of common stock, but usually is subordinate to the rights of holders of the company’s debt securities. Preferred stocks often have no or limited voting rights, or have voting rights only in the event of omission of the payment of agreed dividends.

While preferred stocks represent a form of ownership in a company’s capital structure, the limited nature of that ownership interest, and their fixed or variable dividend rates, result in many preferred stocks being treated in the market as more akin to debt securities. Like debt securities, the values of preferred stocks often fluctuate more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stocks sometimes are callable for redemption by the issuer on or after a specific date and at a price specified at the time of issuance.

Preferred stocks often are issued with conversion or exchange rights, pursuant to which the preferred stock may be converted into common stock of the issuing company, or exchanged for common stock or other equity securities of a different company. The characteristics of convertible preferred stocks are discussed in greater detail below under “Convertible Securities.”

WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities.

CLOSED END INVESTMENT COMPANIES. A Fund may invest in equity securities of closed end investment companies, subject to provisions of the 1940 Act that limit investment by a Fund in the voting securities of another investment company. The shares of a closed end fund typically are bought and sold on an exchange. The risks of investment in a closed end investment company typically reflect the risk of the types of securities in which the closed end fund invests. However, investments in closed end funds are subject to the additional risk that the price of the fund’s shares may not reflect the net asset value of the underlying securities, and the premium or discount the share prices represents versus net asset value may change over time based on a variety of factors, including supply of and demand for the fund’s shares, unrelated to the value of the underlying portfolio securities. If a Fund acquires shares of closed-end investment companies, shareholders would bear both their share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. Some closed end investment companies also issue debt securities, as a means of borrowing to lever the closed end fund’s investment portfolio. A Fund may invest in these debt securities, subject to any quality or other standards applicable to the Fund’s investment in debt securities.

EXCHANGE-TRADED FUNDS (ETFs). ETFs are a relatively new type of investment company, the shares of which are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular U.S. or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities, or as a convenient means to gain diversified exposure to a U.S. or foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile. Because an ETF is a type of investment company that bears management fees and other operating expenses, when a Fund invests in an

ETF shareholders will bear both their share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of the ETF.

FOREIGN CURRENCY TECHNIQUES AND HEDGING

The Funds typically enter into forward currency exchange contracts to protect against declines in the value of a Fund’s portfolio securities and the income on these securities. A Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts or exchange-traded foreign currency options to purchase or sell foreign currencies. Successful use of forward contracts, currency futures contracts and options on foreign currencies depends on the manager’s ability to properly predict movements in the foreign currency markets. There may be an imperfect correlation between movements in the foreign currency on which a forward contract, currency futures contract, or option on a foreign currency is based and movements in the foreign currency. The Funds may, but do not presently intend to, enter into other transactions, or use other techniques.

FORWARD CURRENCY EXCHANGE CONTRACTS. The Funds may use forward currency exchange contracts in an effort to minimize the risk of adverse changes in the relationship between currencies or to enhance income. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks).

A Fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

A Fund may construct an investment position by combining a debt security denominated in one currency with a forward contract calling for the exchange of that currency for another currency. The investment position is not itself a security but is a combined position (i.e., a debt security coupled with a forward contract) that is intended to be similar in overall performance to a debt security denominated in the currency purchased.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security by buying the amount of foreign currency needed to settle the transaction. Thus, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. Similarly, when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. A Fund also may purchase and sell forward contracts for non-hedging purposes when the manager anticipates that the foreign currency will appreciate or depreciate in value but securities denominated in that currency do not present attractive investment opportunities and are not held in a Fund.

A Fund sets aside or segregates sufficient cash, cash equivalents, or readily marketable debt securities held by its custodian bank as deposits for commitments created by open forward contracts. The Fund will cover any commitments under these contracts to sell currency by owning or acquiring the underlying currency (or an absolute right to acquire such currency). The segregated account will be marked-to-market daily. The ability of a Fund to enter into forward contracts is limited only to the extent forward contracts would, in the opinion of the manager, impede portfolio management or the ability of the Fund to honor redemption requests.

Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or between foreign currencies. Unanticipated changes in currency exchange rates also may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Funds generally will not enter into a forward contract with a term of greater than one year.

If a Fund retains a portfolio security and enters into a closing transaction, the Fund will have a gain or a loss to the extent that the forward contract prices have increased or decreased. If a Fund enters into a closing transaction, it may subsequently enter into a new forward contract to sell the foreign currency. If forward prices decline between the date that a Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain. If forward prices increase, a Fund will suffer a loss.

CURRENCY RATE SWAPS. A currency rate swap is the transfer between two counterparties of their respective rights to receive payments in specified currencies.

Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, a Fund could lose the entire principal value of a currency swap if the other party defaults.

The use of interest rate and currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the managers are incorrect in their forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CURRENCY FUTURES CONTRACTS. Currency futures contracts are traded on regulated commodity exchanges, including non-U.S. exchanges. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. A Fund may use currency futures contracts to hedge against anticipated future changes in exchange rates that otherwise might adversely affect the value of the Fund’s portfolio securities or adversely affect the prices of securities that a Fund intends to purchase at a later date.

A Fund may either accept or make delivery of the currency specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are effected on the exchange on which the contract was entered into (or on a linked exchange).

OPTIONS ON FOREIGN CURRENCIES. A Fund may buy and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities or other assets to be acquired. As in the case of other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund’s position, the Fund may lose the entire amount of the premium plus related transaction costs. The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market, as well as the risks of adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events. Options traded over-the-counter are subject to counterparty risk.

FOREIGN SECURITIES AND INVESTMENTS

IN GENERAL. The Funds may buy the securities of foreign issuers directly in foreign markets, both in developed and developing countries. The securities of foreign issuers may be denominated in foreign currency. The Funds also may buy foreign securities that are traded in the U.S. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar-denominated securities. These benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the manager, to offer:

•	a better outlook for long-term capital appreciation or current earnings than investments in domestic issuers;

•	an opportunity to invest in foreign nations whose economic policies or business cycles are different from those of the U.S.; and

•	the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. A Fund could experience investment losses if there are changes of:

•	governmental administrations;

•	economic or monetary policies in the U.S. or abroad;

•	circumstances in dealings between nations; or

•	currency convertibility or exchange rates.

The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in a Fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

•	The political, economic, and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

•	There may be less publicly available information about foreign companies or governments compared to the reports and ratings published about U.S. companies and available information about public entities in the U.S. Certain countries’ financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

•	Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S.

•	Transaction costs (the costs associates with buying and selling securities) on foreign securities markets, including those for custodial services, are generally higher than in the U.S.

•	The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity.

•	A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

•	Investments in securities of issuers in foreign nations also may be affected by cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments.

•	Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the U.S. of any monies which a Fund has invested in the country.

•	Confiscatory taxation refers to the possibility that a foreign country will adopt a tax law which has the effect of requiring the Fund to pay significant amounts, if not all, of the value of the Fund’s investment to the foreign country’s taxing authority.

•	Diplomatic developments means that all communications and other official governmental relations between the country and the United States could be severed. This may occur as a result of certain actions occurring within a foreign country, such as significant civil rights violations, or because of the actions of the United States during a time of crisis in the particular country. As a result of such diplomatic developments, U.S. investors’ money in the particular country, including that of the Funds, could be abandoned with no way to recover the money.

A Fund’s investments in foreign securities may increase the risks with respect to the liquidity of the Fund’s portfolio. This could inhibit the Fund’s ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Through the Funds’ flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Funds’ investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The board considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Funds’ manager, any losses resulting from the holding of the Funds’ portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the board’s appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

Each Fund’s definition of “foreign securities” may differ from the definition of the same or similar term as used for other Funds or in other mutual fund prospectuses. As a result, each Fund may hold foreign securities that other funds may classify differently.

CURRENCY CONSIDERATIONS. If a Fund holds securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the Funds owns and its share price. In addition, changes in foreign currency exchange rates will affect a Fund’s income and distributions to shareholders. Some countries in which the Funds may invest also may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain currencies may not be internationally traded. To the extent that the manager intends to hedge currency risk in certain Funds, the Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Some countries may adopt policies that would prevent the Funds from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after a Fund’s income has been accrued and translated into U.S. dollars, a Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

EMERGING MARKETS Emerging market securities may use a slightly different definition of emerging market countries. Emerging market countries generally include countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) or the International Finance Corporation.

Investments in companies domiciled or operating in emerging countries may be subject to potentially higher risks, making these investments more volatile, than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the risk that the small size of the markets for such securities and the low or nonexistent volume of trading may result in a lack of liquidity and in greater price volatility; (iii) the existence of certain national policies which may restrict each Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some emerging countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in emerging countries may involve increased risks of nationalization, expropriation and confiscatory taxation. For example, the governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, each Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain emerging countries. Finally, even though the currencies of some emerging countries, such as certain Eastern European countries may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Funds’ shareholders.

Repatriation, that is, the return to an investor’s homeland, of investment income, capital and proceeds of sales by foreign investors may require governmental registration or approval in some developing countries. Delays in or a refusal to grant any required governmental registration or approval for such repatriation could adversely affect the Funds. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Russian securities. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include, together with Russia’s continuing political and economic instability and the slow-paced development of its market economy, the following:

(a)	delays in settling portfolio transactions and the risk of loss arising out of Russia’s unsophisticated system of share registration and custody;

(b)	the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a court-ordered judgment;

(c)	the pervasiveness of corruption, insider-trading, and crime in the Russian economic system;

(d)	currency exchange rate volatility and the lack of available currency hedging instruments such as the techniques discussed under “Currency techniques and hedging” in this SAI;

(e)	higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation);

(f)	controls on foreign investment and local practices disfavoring foreign investors, and limitations on repatriation of invested capital, profits and dividends;

(g)	the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises;

(h)	the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets;

(i)	the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information;

(j)	the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale;

(k)	dependency on exports and the corresponding importance of international trade;

(l)	the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws;

(m)	possible difficulty in identifying a purchaser of securities held by the Funds due to the underdeveloped nature of the securities markets;

(n)	the possibility that legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia;

(o)	the risk that legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and

(p)	the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia is privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the Funds to lose their registration through fraud, negligence or even mere oversight. While each Fund will endeavor to ensure that its interest continues to be appropriately recorded by either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Funds of their ownership rights or improperly dilute their interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Funds to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called “financial-industrial groups” have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the Funds from investing in the securities of certain Russian companies deemed suitable by the manager. Further, this also could cause a delay in the sale of Russian company securities by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

FOREIGN DEBT. Certain Funds may invest in debt securities issued by foreign corporations, governments and their instrumentalities, and by supranational entities. A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank, the European Development Bank and the Asian Development Bank.

Many debt obligations of foreign issuers, and especially emerging markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the managers’ individual analysis.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the depositary receipts. To the extent a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depository receipt to issue and service such depository receipts, there are may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Depositary receipts also involve many of the same risks as direct investments in foreign securities, as discussed above. For purposes of a Fund’s investment policies, the Fund will consider its investments in depositary receipts to be investments in the underlying securities.

LIMITATIONS. Certain countries do not permit direct investments. Some countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In order to gain investment access to these countries, a Fund may invest up to 10% of its assets in shares of such closed-end investment companies and up to 5% of its assets in any one closed-end investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a Fund acquires shares of closed-end investment companies, shareholders would bear both their share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

ILLIQUID SECURITIES

IN GENERAL. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which a Fund has valued them. Reduced liquidity in the secondary market for certain securities may make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio.

Securities acquired outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market are not considered to be illiquid assets if: (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. The Funds will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the Funds have reason to believe that they could not resell the securities in a public trading market.

RESTRICTED SECURITIES. Subject to each Fund’s percentage limitation on illiquid securities, the board has authorized each Fund to invest in restricted securities where such investment is consistent with each Fund’s investment goal. The board has authorized these securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities – for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The board will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the managers’ assessment of current trading activity and the availability of reliable price information. In spite of the managers’ determinations in this regard, the board will remain responsible for such determinations and will consider appropriate action, consistent with a Fund’s goals and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the board will take into account, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

LOANS OF PORTFOLIO SECURITIES

To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. For each loan, the borrower must maintain with the Fund’s custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the managers intend to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the managers have knowledge that, in their opinion, a material event affecting the loaned securities will occur or the managers otherwise believe it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. Each Fund will loan its securities only to parties who meet creditworthiness standards approved by the board, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

PORTFOLIO TURNOVER

Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. As required by the SEC, annual portfolio turnover is calculated generally as the dollar value of the lesser of a portfolio’s purchases or sales of portfolio securities during a given year, divided by the monthly average value of the portfolio’s securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rates for each Fund are disclosed in the section entitled “Financial Highlights” of the Fund’s prospectus. The Funds generally do not expect their annual turnover rates to exceed 100%. It is not possible to estimate future turnover rates with complete accuracy, however, because so many variable factors are beyond the control of the managers.

Portfolio turnover is affected by factors within and outside the control of the Fund and its managers. The investment outlook for the type of securities in which each Fund invests may change as a result of unexpected developments in national or international securities markets, or in economic, monetary or political relationships. High market volatility may result in a manager using a more active trading strategy than it might have otherwise pursued. Each Fund’s manager will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies, including changes in management personnel, as well as individual portfolio transactions.

Moreover, turnover may be increased by certain factors wholly outside the control of the managers. For example, during periods of rapidly declining interest rates, such as the U.S. experienced in 1991 through 1993, the rate of mortgage prepayments may increase rapidly.

When this happens, “sales” of portfolio securities are increased due to the return of principal to Funds that invest in mortgage securities. Similarly, the rate of bond calls by issuers of fixed income securities may increase as interest rates decline. This causes “sales” of called bonds by Funds that invest in fixed-income securities and the subsequent purchase of replacement investments. In other periods, increased merger and acquisition activity, or increased rates of bankruptcy or default, may create involuntary transactions for portfolios that hold affected stocks and bonds, especially high-yield bonds. Global or international fixed income securities funds may have higher turnover rates due to the rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels.

In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may be made whenever it is considered that a security is no longer the most appropriate investment for a Fund, or that another security appears to have a relatively greater opportunity, and will be made without regard to the length of time a security has been held.

Higher portfolio turnover rates generally increase transaction costs, which are portfolio expenses, but would not create taxable capital gains for investors because of the tax-deferred status of variable annuity and life insurance investments.

REAL ESTATE

IN GENERAL. Although neither Fund invests directly in real estate, through an investment in a company in the real estate sector, a Fund could ultimately own real estate directly as a result of a default on debt securities it may own. Receipt of rental income or income from the disposition of real property by a Fund may adversely affect its ability to retain its tax status as a regulated investment company.

REPURCHASE AGREEMENTS

IN GENERAL. The Funds generally will have a portion of their assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity, to maintain liquidity for redemptions or expenses, or taking a defensive position. To earn income on this portion of its assets, a Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and simultaneously agrees to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at an agreed higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund’s ability to sell the underlying securities. The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of a Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are the opposite of repurchase agreements but involve similar mechanics and risks. A Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed price and date. Cash or liquid high-grade debt securities having an initial market value, including accrued interest, equal to at least 102% of the dollar amount sold by the Fund are segregated, i.e., set aside, as collateral and marked-to-market daily to maintain coverage of at least 100%. Reverse repurchase agreements are considered borrowings by the Funds and as such are subject to the investment limitations discussed under “Fundamental Investment Policies.” These transactions may increase the volatility of a Fund’s income or net asset value. The Fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the Fund’s obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. A default by the purchaser might cause the Fund to experience a loss or delay in the liquidation costs. The Funds intend to enter into reverse repurchase agreements with domestic or foreign banks or securities dealers. The manager will evaluate the creditworthiness of these entities prior to engaging in such transactions and it will conduct these activities under the general supervision of the board.

SECTOR CONCENTRATION

By having significant investments in one or more sectors from time to time, a Fund carries greater risk of adverse developments in a sector than a fund that invests more broadly.

TECHNOLOGY COMPANIES. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

1. Electronic technology and technology services companies. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

2. Biotechnology and health technology companies. These companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration’s (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. In addition, these industries are characterized by competition and rapid technological developments, which may make a company’s products or services obsolete in a short period of time.

COMMUNICATIONS COMPANIES. The securities of communications companies may experience more price volatility than securities of companies in some other sectors or industries. Communications companies are subject to a variety of risk factors including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, many wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies, as well as the potential of both accidental and deliberate disruption or failure of services or equipment. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Portions of the communications sector are also subject to government regulation, which may affect company profitability and share price.

FINANCIAL SERVICES COMPANIES. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

1. Banking and thrift institutions. Banking and thrift institutions are subject to extensive government regulation. These regulations may limit both the amounts and types of loans and other financial commitments that the institutions can make, and the interest rates and fees they can charge. The profitability of these institutions largely depends upon the availability and cost of funds. Their profits have recently fluctuated significantly as a result of volatile interest rate levels. In addition, general economic conditions influence the operations of these institutions. Financial institutions are exposed to credit losses, which result when borrowers suffer financial difficulties.

2. Insurance companies. Insurance companies are also affected by economic and financial conditions and are subject to extensive government regulation, including rate regulation. Property and casualty companies may be exposed to material risks, including reserve inadequacy, latent exposure with respect to asbestos and environmental or other claims, and inability to collect from their reinsurance carriers.

These industries are currently undergoing rapid change as existing distinctions between different businesses become blurred. The Gramm-Leach-Bliley Act, which became effective in 2000, repealed the sections of the Glass-Steagall Act prohibiting banks and bank holding companies, and their subsidiaries, from engaging in the business of underwriting securities, distributing securities, or sponsoring, organizing or controlling a registered open-end investment company that continuously offers its shares. Banks and bank holding companies that satisfy certain capitalization, managerial and other criteria are now permitted to engage in such underwriting and distribution activities. Recent business combinations have included insurance, finance and securities brokerage under single ownership.

HEALTH CARE COMPANIES. The activities of health care companies are strongly affected by government activities, regulation and legislation. Health care companies may be funded or subsidized by federal and state governments, and if such subsidies are discontinued or reduced, the profitability of these companies could be adversely affected. Stocks held by a Fund also may be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health care companies are also subject to legislative risk, which is the risk of changes in the health care system through legislation. Health care companies may face lawsuits related to product liability issues and the risk that their products and services may rapidly become obsolete. Price changes among stocks in the health care sector are often affected by developments pertaining only to one or a few companies and the value of an investment in the Fund may fluctuate significantly over relatively short periods of time.

NATURAL RESOURCES COMPANIES. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities that these industries use or provide are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. For example, commodity prices and the supply or demand for commodities change dramatically for reasons beyond a company’s control. In addition, supply and demand factors may dictate the prices at which a company acquires raw materials or sells its products or services. Moreover, many natural resources companies will hedge commodity prices seeking to create more stable and predictable cash flows. Although the Funds’ managers attempt to determine the impact of such hedging, extreme events in the natural resources sector may result in these hedges becoming financial liabilities. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities.

1. Energy companies. Companies that are involved in oil or gas exploration, production, refining, marketing or distribution, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economic, political, and regulatory developments.

UTILITIES COMPANIES. Utilities companies have generally been subject to substantial government regulation. Major changes in government policies, ranging from increased regulation or expropriation to deregulation, privatization or increased competition, may dramatically increase or reduce opportunities for these companies. For example, while certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

SHORT SALES

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund is required to pay in connection with the short sale.

The Fund will segregate, in accordance with the law, an amount equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated amount will be marked-to-market daily and at no time will the sum of the amount segregated and the amount deposited with the broker as collateral be less than the market value of the securities at the time they sold short.

A Fund may make a short sale when the manager believes the price of the stock may decline and when, for tax or other reasons, the manager does not currently want to sell the stock or convertible security it owns. In this case, any decline in the value of a Fund’s portfolio securities would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of a Fund’s portfolio securities would be reduced by a loss in the short sale transaction.

Short sales “against the box” are transactions in which a Fund sells a security short for which it owns an equal amount of the securities sold short or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such security.

SECURITIES INDUSTRY RELATED INVESTMENTS

Companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors are considered to be part of the financial services sector. Generally, under the 1940 Act, a Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer’s outstanding equity securities or 10% of the outstanding principal amount of an issuer’s debt securities, or investing more than 5% of the value of the Fund’s total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the board. The Funds that invest in these securities do not believe that these limitations will impede the attainment of their investment goal(s).

STANDBY COMMITMENT AGREEMENTS

If a Fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the Fund at the option of the issuer. The price of the security is set at the time of the agreement. The Fund will receive a commitment fee equal to a percentage of the purchase price of the security. The Fund will receive this fee regardless of whether the security is actually issued.

A Fund may enter into a standby commitment agreement to invest in the security underlying the commitment at a yield or price that the manager believes is advantageous to the Fund. A Fund will not enter into a standby commitment if the remaining term of the commitment is more than 45 days. If a Fund enters into a standby commitment, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank in an amount equal to the purchase price of the securities underlying the commitment.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the Fund’s books on the date the security can reasonably be expected to be issued. The value of the security will then be reflected in the calculation of the Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. If the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund’s assets in a temporary defensive manner or hold a substantial portion of the Fund’s portfolio in cash. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities market, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests.

Temporary defensive investments generally may include high quality money market instruments. High-quality money market instruments include government securities, bank obligations, the highest quality commercial paper and repurchase agreements. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act and the Funds’ other investment policies and restrictions, a manager also may invest the Fund’s assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

A Fund also may invest in short-term (less than twelve months to maturity) fixed-income securities, non-U.S. currency, short-term instruments denominated in non-U.S. currencies, or medium-term (not more than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities. A Fund also may invest cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments.

Because each Fund has its own goals and strategies, as well as cash flows in and out, the cash positions of the Funds may vary significantly. When a Fund’s investments in cash or cash equivalents increase, it may not participate in market advances or declines to the same extent as it would if the Fund were fully invested in stocks or bonds.

Any decision to make a substantial withdrawal for a sustained period of time from a Fund’s investment goals will be reviewed by the board.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS

When-issued, delayed delivery and to-be-announced (TBA) transactions are arrangements under which a Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time, generally within 15 to 60 days. Purchases of securities on a when-issued or delayed delivery basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. To the extent a Fund engages in these transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies. Although the Funds will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, they may sell the securities before the settlement date if the manager believes it is advisable to do so.

When a Fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the Fund’s purchase commitments until payment is made. As a buyer in one of these transactions, the Fund relies on the seller to complete the transaction. The seller’s failure to do so may cause a Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when-issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

Proxy Voting Policies and Procedures

The board of trustees of the Trust on behalf of the Funds has delegated the authority to vote proxies related to the portfolio securities held by each Fund to the Funds’ managers “Templeton Investment Counsel, LLC and Templeton Asset Management, Ltd.” in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the managers.

The managers have delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the managers’ instructions and/or policies.

To assist it in analyzing proxies, the managers subscribe to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the managers subscribe to Glass Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the managers do not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the manager’s ultimate decision. The managers vote proxies solely in the interests of the Funds and their shareholders. As a matter of policy, the officers, trustees and employees of the Funds, their managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Funds and their shareholders. All conflicts are resolved in the interests of the managers’ clients. In situations where the managers perceive a material conflict of interest, the manager may: disclose the conflict to the Trust’s board of trustees; defer to the voting recommendation of the Trust’s board of trustees, ISS, Glass Lewis or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Fund and its shareholders.

The recommendation of management on any issue is a factor which the managers consider in determining how proxies should be voted, but is not determinative of the managers’ ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and the managers will not support the position of the company’s management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Managers’ proxy voting policies and principles The managers have adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the managers cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors. The managers support an independent board of directors, and prefer that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The managers will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The managers may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the managers will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance.

Management & director compensation. A company’s equity-based compensation plan should be in alignment with its shareholders’ long-term interests. The managers evaluate plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The managers will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The managers will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the managers will generally oppose “golden parachutes” that are considered to be excessive. The managers will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as they align their interests with those of shareholders. The managers will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

Anti-takeover mechanisms and related issues. The managers generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the managers may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The managers generally support proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The managers will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The managers generally oppose any supermajority voting requirements as well as the payment of “greenmail.” The managers generally support “fair price” provisions and confidential voting.

Changes to capital structure. The managers will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The managers will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The managers will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The managers will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

Social and corporate policy issues. The managers will generally give management discretion with regard to social, environmental and ethical issues, although the managers may vote in favor of those that are believed to have significant economic benefits or implications for the Funds and their shareholders.

Global corporate governance. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the managers must be more flexible in these instances and must be mindful of the varied market practices of each region.

The managers will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. The managers may abstain from voting under certain circumstances or vote against items such as “Other Business” when the managers are not given adequate information from the company.

Shareholders may view the complete Policies on-line at www.franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954-847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records will also be made available on-line at www.franklintempleton.com and posted on the SEC website at www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

Officers and Trustees

The Trust’s board is responsible for the overall management of the Trust, including general supervision and review of each Fund’s investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes, among different insurance companies or between owners of variable annuity and variable life insurance contracts.

While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below:

Independent Board Members

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Frank H. Abbott, III (82) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	115	None
Principal Occupation During Past 5 Years: President and Director, Abbott Corporation (an investment company).
Harris J. Ashton (71) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	142	Director, Bar-S Foods (meat packing company).

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Robert F. Carlson (75) One Franklin Parkway San Mateo, CA 94403 - 1906	Trustee	Since 1998	52	None

Principal Occupation During Past 5 Years:

Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and formerly, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (71) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1989	143	None
Principal Occupation During Past 5 Years: Attorney; and formerly, member of the law firm of Pitney, Hardin, Kipp & Szuch.

Frank W.T. LaHaye (74) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	115	Director, The California Center for Land Recycling (redevelopment).
Principal Occupation During Past 5 Years: General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).
Gordon S. Macklin (75) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1993	142	Director, White Mountains Insurance Group, Ltd. (holding company); Martek Biosciences Corporation; MedImmune, Inc. (biotechnology); Overstock.com (Internet services); and Spacehab, Inc. (aerospace services); and formerly, Director, MCI Communication Corporation (subsequently known as MCI WorldCom, Inc. and WorldCom, Inc.) (communications services) (1988-2002)) and Spacehab, Inc. (aerospace services) (1994-2003)

Principal Occupation During Past 5 Years:

Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and formerly, Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).

Interested Board Members and Officers

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
**Charles B. Johnson (70) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1988	142	None

Principal Occupation During Past 5 Years:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

**Rupert H. Johnson, Jr. (63) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer - Investment Management	Trustee since 1988 and President and Chief Executive Officer - Investment Management since 2002	125	None

Principal Occupation During Past 5 Years:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

**Christopher H. Pinkerton (45) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2001	22	None

Principal Occupation During Past 5 Years:

President, Chairman and Chief Executive Officer, USAllianz Investor Services, LLC and USAllianz Advisors; President and Chief Executive Officer, USAllianz Investment Advisor and USAllianz VIP Trust; Senior Vice President, Variable Products Division, Allianz Life Insurance Company of North America; fellow, Life Management Institute; and formerly, Vice President of Marketing, Nationwide Financial Services (until 1999).

Harmon E. Burns (58) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1988	Not Applicable	None

Principal Occupation During Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

Martin L. Flanagan (43) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1995	Not Applicable	None

Principal Occupation During Past 5 Years:

Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

Jimmy D. Gambill (56) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Senior Vice President and Chief Executive Officer-Finance and Administration	Since 2002	Not Applicable	None

Principal Occupation During Past 5 Years:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.

David P. Goss (56) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	None

Principal Occupation During Past 5 Years:

Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).

Barbara J. Green (56) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	None

Principal Occupation During Past 5 Years:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

Michael O. Magdol (66) 600 Fifth Avenue Rockefeller Center New York, NY 10048-0772	Vice President – AML Compliance	Since 2002	Not Applicable	Director, FTI Banque, Arch Chemicals, Inc. and Lingnan Foundation.

Principal Occupation During Past 5 Years:

Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.

Kimberley H. Monasterio (40) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer and Chief Financial Officer	Treasurer since 2000 and Chief Financial Officer since 2002	Not Applicable	None
Principal Occupation During Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
Murray L. Simpson (66) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2000	Not Applicable	None

Principal Occupation During Past 5 Years:

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).

*	We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**	Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trusts’ adviser and distributor. Mr.Pinkerton is considered an interested person of the Trust because of the share ownership of Allianz Life in the Trust.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Trust pays noninterested board members $675 per month plus $550 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to certain noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

Name	Total Fees Received from the Funds ($)[1]	Total Fees Received from Franklin Templeton Investments ($)[2]	Number of Boards in Franklin Templeton Investments on which Each Serves
Frank H. Abbott, III		179,599
Harris J. Ashton		369,700
Robert R. Carlson		110,110
S. Joseph Fortunato		369,700
Frank W.T. LaHaye		174,322
Gordon S. Macklin		369,700

1.	For the fiscal year ended December 31, 2003.

2.	For the calendar year ended December 31, 2003.

3.	We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member’s fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2002.

Independent Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Frank H. Abbott, III	None	Over $100,000
Harris J. Ashton	None	Over $100,000
Robert F. Carlson	None	Over $100,000
S. Joseph Fortunato	None	Over $100,000
Frank W.T. LaHaye	None	Over $100,000
Gordon S. Macklin	None	Over $100,000

Interested Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Charles B. Johnson	None	Over $100,000
Rupert H. Johnson, Jr.	None	Over $100,000
Christopher H. Pinkerton	None	None

Board Committees The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust’s independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust’s financial reports and internal accounting. The following Independent Trustees of the Trust comprise the Audit Committee: Frank H. Abbott, III, Robert F. Carlson and Frank W.T. La Haye. The following Independent Trustees of the Trust comprise the Nominating Committee: Frank H. Abbott, III, Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Frank W.T. LaHaye and Gordon S. Macklin.

The Trust’s Nominating Committee sets trustees’ fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust, to the following address:

P.O. Box 997151

Sacramento, CA 95899-9983

During the fiscal year ended December 31, 2003, the Audit Committee met [] times and the Nominating Committee [].

Management and Other Services

Managers and services provided

The manager for Developing Markets Fund is Templeton Asset Management, Ltd. (Asset Management). The manager for Foreign Securities Fund is Templeton Investment Counsel, LLC (Investment Counsel). The managers are indirect wholly-owned subsidiaries of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

Peter A. Nori, CFA, has been a portfolio manager of the Foreign Securities Fund since November 1999. He was a portfolio manager of the Templeton International Equity Fund from 1996 until its merger and reorganization into the Foreign Securities fund on May 1, 2000. Mr. Nori has been with Franklin Templeton Investments since 1987.

The managers provide investment research and portfolio management services, and select the securities for the Funds to buy, hold or sell. The managers also select the brokers who execute the Funds’ portfolio transactions. The managers provide periodic reports to the board, which reviews and supervises the managers’ investment activities. To protect the Funds, the managers and their officers, directors and employees are covered by fidelity insurance.

The Templeton organization has been investing globally since 1940. The managers and their affiliates have offices in Argentina, Australia, Bahamas, Belgium, Brazil, Canada, China, France, Germany, Holland (Netherlands), Hong Kong, India, Ireland, Italy, Japan, Luxembourg, Poland, Russia, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Turkey, United Arab Emirates, United Kingdom, and U.S.

The managers and their affiliates manage numerous other investment companies and accounts. The managers may give advice and take action with respect to any of the other funds they manage, or for their own accounts, that may differ from action taken by the managers on behalf of the Funds. Similarly, with respect to the Funds, the managers are not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the managers and access persons, as defined by applicable federal securities laws, may buy or sell for their own account or for the accounts of any other fund. The managers are not obligated to refrain from investing in securities held by the Funds or other funds they manage. Because the managers are subsidiaries of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, Federal regulations applicable to FHCs may limit or restrict the Funds’ ability to acquire or hold a position in a given security when it might otherwise be advantageous for a Fund to acquire or hold that security.

The Funds, their managers and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Funds or that are currently held by the Funds, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and their principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

During the past fiscal year, the board, including a majority of noninterested or independent trustees, approved renewal of each Fund’s management agreement. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on each Fund’s investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the managers and their affiliates, as well as periodic reports relating to compliance with each Fund’s investment policies and restrictions. The information furnished annually to the board also included special reports prepared by an independent third party analyst comparing each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by the independent third party analyst as well as information relating to the managers’ profitability.

In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the board, including a majority of independent trustees, concluded that continuance of the management agreements was appropriate and in the best interest of each Fund shareholders. In reaching this decision, the board took into account a combination of factors, including the following:

•	Performance. Performance of the Funds was considered in reference to the peer group or universe of funds in the variable insurance products emerging markets funds for Developing Markets Fund and the variable insurance products international funds for the Foreign Securities Fund, as selected by the independent third party analyst. In evaluating performance, attention was given to both the short term and long term performance of the Fund in comparison with such funds, and to the Fund’s compliance with its specific investment goals and investment restrictions.

•	Expenses. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Fund in relation to those within the relevant peer group or universe of funds in the variable insurance products emerging markets funds for Developing Markets Fund and the variable insurance products international funds for the Foreign Securities Fund, as selected by the independent third party analyst. Emphasis is placed on the Fund’s overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates, and the manager’s management of custodian relationships.

•	Quality of services. In considering the scope and quality of investment management services, consideration was given to each manager’s continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with each Fund’s investment policies and restrictions, as well as the code of ethics which governs personal securities trading by Fund management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided each Fund under separate agreements with the managers and their affiliates. In performing this evaluation, the board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The board also considered the benefit to Fund shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.

•	Managers’ profitability. The trustees considered the managers’ level of profitability in providing management and other services to the Franklin Templeton funds, including the Funds. In doing so, the trustees considered materials and reports prepared annually by the managers that address profitability from their overall U.S. fund business, as well as from services provided the individual funds, including the Funds. The board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized by the Funds’ independent auditors. The board also considers the extent to which the managers may potentially achieve economies of scale and possibly derive other ancillary benefits from Fund operations, including the allocation of Fund brokerage and the use of “soft” commission dollars to pay for research and other similar services. The trustees also considered the managers’ profitability in comparison with available industry data.

Management fees Each Fund pays the manager a fee equal to an annual rate as follows:

Fund	Management Fee Rates
Foreign Securities Fund	0.75% of the value of net assets up to and including $200 million;
0.675% of the value of net assets over $200 million up to and including $1.3 billion;
0.60% of the value of net assets over $1.3 billion.

Developing Markets Fund	1.25% of the value of net assets.

The fees are computed daily according to the terms of the management agreements. Each class of a Fund’s shares pays its proportionate share of the fee.

For the last three fiscal years ended December 31, the Funds paid the following management fees:

	2003	2002	2001
Developing Markets Fund		3,999,544	4,180,830
Foreign Securities Fund		5,123,281[1]	5,974,813

1.	The manager had agreed in advance to reduce its fees to reflect reduced services from the Fund’s investment in a Franklin Templeton money fund, as required by the board and an SEC order. Without this reduction, the Fund would have paid $5,254,574.

Administrator and services provided Franklin Templeton Services, LLC (FT Services) provides certain administrative services and facilities for each Fund. The administrative services provided by FT Services include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services may make certain payments to insurance companies for administrative services. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Funds’ managers and principal underwriter.

Administration fees The Funds pay FT Services a monthly fee for each Fund, equal to an annual rate of:

•	0.15% of the Fund’s average daily net assets up to $200 million;

•	0.135% of average daily net assets over $200 million up to $700 million;

•	0.10% of average daily net assets over $700 million up to $1.2 billion; and

•	0.075% of average daily net assets over $1.2 billion.

During the last three fiscal years ended December 31, the Funds paid FT services the following administration fees:

	2003	2002	2001
Developing Markets Fund¹		461,956	481,526
Foreign Securities Fund¹		1,029,203	1,154,256

Shareholder servicing and transfer agent Franklin Templeton Investor Services, LLC (Investor Services) is the Funds’ shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Custodian. JPMorgan Chase Bank, formerly Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the securities and other assets of the Funds. As foreign custody manager, JPMorgan Chase Bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

Auditor PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105 is the Trust’s independent auditor. The auditor gives an opinion on the financial statements included in the Trust’s Annual Report to Shareholders and reviews the Trust’s registration statement filed with the SEC.

Research services The managers may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the Funds. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

Portfolio Transactions

The managers select brokers and dealers to execute the Funds’ portfolio transactions in accordance with criteria set forth in the management agreements and any directions that the board may give.

When placing a portfolio transaction, the managers seek to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The managers will ordinarily place orders to buy and sell over-the-counter securities on an agency rather than principal basis with a principal market maker unless the managers believe that trading on a principal basis will provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The managers may pay certain brokers commissions that are higher than those another broker may charge, if the managers determine in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services they receive. This may be viewed in terms of either the particular transaction or the managers’ overall responsibilities to client accounts over which they exercise investment discretion. The services that brokers may provide to the managers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the managers in carrying out their investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the managers in carrying out their overall responsibilities to their clients.

[To the extent a Fund invests in bonds or participates in other principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.]

Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Funds seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the managers receive from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the managers to supplement their own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the managers and their affiliates may use this research and data in their investment advisory capacities with other clients. If the Trust’s officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds’ portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the Funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

During the last three fiscal years ended December 31, 2003, the Funds paid the following brokerage commissions:

Broker Commissions ($)

	2003	2002	2001
Developing Markets Fund		961,419	1,257,897
Foreign Securities Fund		720,074	644,547

Because certain Funds may, from time to time, invest in broker-dealers, it is possible that a Fund will own more than 5% of the voting securities of one or more broker-dealers through whom a Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent a Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

Distributions and Taxes

Each Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees applicable to Class 2 and Class 3.

Election to be taxed as a regulated investment company Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. To ensure that individuals holding the variable annuity and variable life insurance contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by a Fund prior to receipt of payments under the variable annuity and variable life insurance contracts, each Fund intends to comply with the additional requirements of Section 817(h) of the Code relating to diversification of its assets. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Organization, Voting Rights and Principal Holders

The Trust is an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on April 26, 1988, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets if you are held personally liable for obligations of the Fund. The Agreement and Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund’s total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Each fund in the Trust currently offers two classes of shares, except for Developing Markets Fund and Foreign Securities Fund, which also offer Class 3 shares. Shares of each class represent proportionate interests in a Fund’s assets and are identical except that the Fund’s Class 2 and Class 3 shares bear the expense of the distribution plans pursuant to rule 12b-1, and a redemption fee is assessed upon Class 3 shares in connection with short-term trading (see the prospectus for a description of this assessment). (See “The Underwriter” below, for a description of the Class 3 plans.) On matters that affect each Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series and classes may be offered in the future.

The Trust has non-cumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

Principal Shareholders Shares of the Funds are sold to and owned only by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts.

The insurance companies will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, the insurance companies do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust shares.

The name, address and percentage of ownership of shareholders that owned of record 5% or more of the shares of the Funds will be provided by amendment.

As of February 1, 2004, board members and officers, as a group, owned less than 1% of record or beneficially, of the outstanding shares of Trust. The board members may own shares in other funds in Franklin Templeton Investments.

Pricing Shares

When they buy and sell shares, the Trust’s shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Funds calculate the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Funds do not calculate the

NAV on days the New York Stock Exchange (NYSE) is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, a Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market as determined by the manager.

A Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract’s market value.

A Fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above-described functions.

Redemptions in kind Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund’s net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

The Underwriter

Distributors acts as the principal underwriter in the continuous public offering of the Trust’s shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares, except to the extent these expenses are borne by the insurance companies. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of preparing and sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under Class 3 Rule 12b-1 plans as described below. Except as noted below, Distributors does not receive compensation from the Trust for acting as underwriter.

Distribution and service (12b-1) fees The board has adopted a plan pursuant to Rule 12b-1 for each Class 3 shares. Under each Fund’s Class 3 plan, the Fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its Class 3 shares. The board, however, has set the current rate at 0.25% per year.

The plans are expected to, among other things, increase advertising of the Funds, encourage sales of the Funds and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing the Funds because the managers have more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Funds pay Distributors, the insurance companies or others to assist in the promotion and distribution of Class 3 shares or variable contracts offering Class 3 shares. Payments made under the plans may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution-related expenses, including a prorated portion of Distributors’ or the insurance companies’ overhead expenses attributable to the distribution of these variable contracts or shares of the Funds. Payments made under the plans may also be used to pay insurance companies, dealers or others for, among other things, furnishing personal services and maintaining customer accounts and records, or as service fees as defined under NASD rules. Together, these expenses, including the service fees, are “eligible expenses.”

Agreements for the payment of fees to the insurance companies or others shall be in a form which has been approved from time to time by the board, including the non-interested board members.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

Sponsorship of meetings. Distributors routinely sponsors due diligence and continuing education meetings held by insurance companies for registered representatives of broker dealers selling insurance products. During these meetings, the registered representatives receive updates on various Franklin Templeton funds. Invitation to these meetings is not conditioned on sales of specific numbers of shares in Franklin Templeton funds.

Performance

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan’s implementation. An explanation of these and other methods used by the Fund to compute or express performance follows.

For share classes offered only to insurance company separate accounts for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes will be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an insurance company may advertise such performance, please consult the contract prospectus that accompanies the Trust prospectus.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

For Class 3 shares which were started at a later date than Class 1 and Class 2 shares, standardized Fund performance will represents a “blended” figure, combining: (a) for periods prior to May 1, 1997 historical results of Class 1 shares; and (b) for periods beginning May 1, 1997, Class 2’s results reflect an additional 12b-1 fee expense which also affects future performance. Historical performance data for Class 3 shares, based on Class 1 performance, will generally not be restated to include 12b-1 fees, although each Fund may restate these figures consistent with SEC rules. In addition, performance for Developing Markets Fund and Foreign Securities Fund prior to the May 1, 2000 merger reflects the historical performance of Templeton Developing Markets Fund and Templeton International Fund, respectively.

Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does not however, include any fees or sales charges imposed by the variable insurance contract for which the funds’ Class 3 are investment options. If they were included, performance would be lower.

The following SEC formula will be used to calculate the figures:

P (1+T)n = ERV

where:

P       = a hypothetical initial payment of $1,000

T       = average annual total return

n       = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

Cumulative total return Like average annual total return, the cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. It does not however, include any fees or sales charges imposed by the variable insurance contract for which the Funds’ Class 3 shares are investment options. If they were included, performance would be lower. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated in the annual report.

Yield From time to time, the current yields of the Funds may be published in advertisements and communications to contract owners. The current yield for each Fund will be calculated by dividing the annualization of the income earned by the Fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for each Fund over different periods of time may also be advertised. Except as stated above, each Fund will use the same methods for calculating its performance.

A distribution rate for each Fund may also be published in communications preceded or accompanied by a copy of the Trust’s current prospectus. The Fund’s current distribution rate will be calculated by dividing the annualization of the total distributions made by that Fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for each Fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. See the appropriate insurance company separate account prospectus and SAI.

Volatility Occasionally statistics may be used to show a Fund’s volatility or risk. Measures of volatility or risk are generally used to compare a fund’s net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Comparisons To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

Consumer Price Index (CPI) is a measure of the average changes in price for a fixed basket of goods and services regularly bought by U.S. consumers; published by the Bureau of Labor Statistics.

Dow Jones Industrial Average (the Dow) is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The average is found by adding the prices of the 30 stocks and dividing by a denominator that has been adjusted for stock splits and other corporate actions.

Morgan Stanley Capital International (MSCI) Emerging Markets Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in emerging markets globally.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East.

S&P/International Finance Corporation (IFC) Investable Composite Index is a market capitalization weighted index designed to measure the performance of emerging market stocks. It tracks approximately 2,000 securities in countries such as Brazil, Mexico, China and S. Korea. Performance represents total return in US dollars.

From time to time, the Funds and the managers also may refer to the following information:

•	The managers’ and affiliates’ market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

•	The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

•	The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.

•	The geographic and industry distribution of the Fund’s portfolio and the Fund’s top ten holdings.

•	The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

•	To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (e.g., Ibbotson Associates, Inc. Charts and Morgan Stanley Capital International EAFE® Index).

•	The major industries located in various jurisdictions as published by the Morgan Stanley Index.

•	Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

•	Allegorical stories illustrating the importance of persistent long-term investing.

•	The Fund’s portfolio turnover rate and its ranking relative to industry standards as published by Lipper® Inc. or Morningstar, Inc.

•	A description of the Templeton organization’s investment management philosophy and approach, including its worldwide search for undervalued or “bargain” securities and its diversification by industry, nation and type of stocks or other securities.

•	Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

•	Quotations from the Templeton organization’s founder, Sir John Templeton, advocating the virtues of diversification and long-term investing.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the Fund’s performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund’s portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $343 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts as of January 31, 2004. Franklin Templeton Investments offers 99 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.

Fund similarity The investment objectives and policies of the Developing Markets Fund and the Foreign Securities Fund are similar but not identical to those of Templeton Developing Markets Trust and Templeton Foreign Fund, respectively, two public Franklin Templeton funds. Because of differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts, the investment performance of the Funds will differ from the performance of the corresponding public Franklin Templeton funds. :

Description of Ratings for Bonds, Short-Term Debt and Commercial Paper

Corporate Bond Ratings

Moody’s Investors Service (Moody’s)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group (S&P®)

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Debt & Commercial Paper Ratings

Moody’s

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P’s ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Issues within the “A” category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A “plus” (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(formerly Franklin Valuemark Funds)

File Nos. 33-23493 & 811-5583

FORM N-1A

PART C

Other Information

Item 23.	Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Declaration of Trust

(i)	Agreement and Declaration of Trust dated April 20, 1988

Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 1988

Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(iii)	Certificate of Amendment of Agreement and Declaration of Trust

Filing: Post-Effective Amendment No.26

File No. 33-23493

Filing Date: November 30, 1998

(iv)	Certificate of Amendment of Agreement and Declaration of Trust of Franklin Valuemark Funds filed on July 1, 1999

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 2000

(b)	By-Laws.

(i)	By-Laws

Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(ii)	Certificate of Amendment of By-Laws dated May 16, 1995

Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(c)	Instruments Defining Rights Of Security Holders

Not Applicable

(d)	Investment Advisory Contracts.

(i)	Management Agreement between the Fund and Franklin Advisers, Inc. dated January 24, 1989

Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(ii)	Addendum to Investment Management Agreement dated March 14, 1989

Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(iii)	Sub-Advisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, on behalf of Templeton International Securities Fund, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(iv)	Management Agreement between the Fund on behalf of Franklin Rising Dividends Fund, and Franklin Advisory Services, LLC, dated April 1, 1999

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(v)	Investment Management Agreement between the Fund, on behalf of the Templeton Global Growth, and Templeton, Galbraith & Hansberger Ltd. dated March 15, 1994

Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(vi)	Investment Advisory Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Templeton Investment Counsel, LLC, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(vii)	Sub-Advisory Agreement between Templeton Investment Counsel, LLC, on behalf of Templeton Asset Strategy Fund, and Franklin Advisers, Inc., dated as of July 19, 2001

Filing: Post Effective Amendment No. 35 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2002

(viii)	Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, and Templeton Asset Management, Ltd., dated as of May 1, 2000

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 2000

(ix)	Management Agreement between the Fund, on behalf of Capital Growth Fund, and Franklin Advisers, Inc., dated January 18, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: February 14, 1996

(x)	Sub-Advisory Agreement between Templeton Global Advisors Limited, on behalf of Templeton Growth Securities Fund, and Templeton Asset Management Limited, dated as of December 31, 2001

Post Effective Amendment No. 35 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2002

(xi)	Amendment to Management Agreement between the Fund and Franklin Advisers, Inc. dated August 1, 1995

Filing: Post-Effective Amendment No. 20 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: August 30, 1996

(xii)	Management Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual Advisers, LLC, formerly Franklin Mutual Advisers, Inc. dated October 18, 1996

Filing: Post-Effective Amendment No. 22 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: February 28, 1997

(xiii)	Management Agreement between the Fund, on behalf of Franklin Value Securities Fund, and Franklin Advisory Services, LLC, dated April 1, 1999

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(xiv)	Investment Advisory Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Advisers, Inc., dated July 15, 1999

Filing: Post-Effective Amendment No. 30 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: July 30, 1999

(xv)	Investment Advisory Agreement between the Fund, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated as of May 1, 2000

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 2000

(e)	Underwriting Contracts.

(i)	Distribution Agreement between the Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No.26

File No. 33-23493

Filing Date: November 30, 1998

(f)	Bonus Or Profit Sharing Contracts.

Not Applicable

(g)	Custodian Agreements.

(i)	Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of the International Equity Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992

Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(ii)	Custody Agreement between the Fund, on behalf of the Templeton Developing Markets Equity Fund and the Templeton Global Growth Fund, and The Chase Manhattan Bank, N.A. dated March 15, 1994

Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(iii)	Master Custody Agreement between the Fund and the Bank of New York, dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

(iv)	Terminal Link Agreement between the Fund and Bank of New York dated February 16, 1996.

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

(v)	Amendment to Global Custody Agreement between the Fund and The Chase Manhattan Bank, N.A. dated April 1, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 1997

(vi)	Amendment to Master Custody Agreement between the Fund and the Bank of New York, dated April 1, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 1997

(vii)	Letter Agreement between the Fund and the Bank of New York, dated April 22, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

(viii)	Custody Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and the State Street Bank and Trust Company dated November 8, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 1997

(ix)	Global Custody Agreement effective as of May 1, 2000 between The Chase Manhattan Bank, N.A. and Franklin Templeton Variable Insurance Products Trust

Filing: Post Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 2000

(x)	Master Custody Agreement, Exhibit A, revised 8/30/00

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(xi)	Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on

Form N-1A

File No. 33-11444

Filing Date: December 20, 2001

(xii)	Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on

Form N-1A

File No. 33-11444

Filing Date: December 20, 2001

(xiii)	Amended Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the registrant and Bank of New York.

(h)	Other Material Contracts.

(i)	Fund Administration Agreement between the Fund, on behalf of Templeton International Smaller Companies Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(ii)	Fund Administration Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(iii)	Fund Administration Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(iv)	Fund Administration Agreement between the Fund, on behalf of Franklin Value Securities Fund and Franklin Templeton Services, LLC, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(v)	Fund Administration Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(vi)	Fund Administration Agreement between the Fund, on behalf of Franklin Strategic Income Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(vii)	Fund Administration Agreement between the Fund, on behalf of Franklin Small Cap Fund and Franklin Templeton Services, LLC, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(viii)	Fund Administration Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund and Franklin Templeton Services, LLC, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(ix)	Fund Administration Agreement between the Fund, on behalf of Templeton International Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: March 1, 2001

(i)	Legal Opinion.

(i)	Legal Opinion, Securities Act of 1933, dated February 5, 1999

Filing: Post Effective Amendment No. 27 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: February 25, 1999

(j)	Other Opinions.

(i)	Consent of independent auditors - to be filed by amendment

(k)	Omitted Financial Statements.

Not Applicable

(l)	Initial Capital Agreement.

(i)	Letter of Understanding dated April 11, 1995

Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(ii)	Letter of Understanding dated September 12, 1995

Filing: Post-Effective Amendment No. 17 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: October 27, 1996

(iii)	Letter of Understanding dated April 4, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

(iv)	Letter of Understanding dated October 21, 1996

Filing: Post-Effective Amendment No. 21 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: October 31, 1996

(v)	Letter of Understanding dated April 23, 1998

Filing: Post-Effective Amendment No. 24 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 30, 1998

(m)	Rule 12b-1 Plan

(i)	Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Fund

Filing: Post Effective Amendment No.26

File No. 33-23493

Filing Date November 30, 1998

(ii)	Class 2 Distribution Plan for Franklin Aggressive Growth Securities Fund

Filing: Post Effective Amendment No. 30

File No. 33-23493

Filing Date: July 30, 1999

(vi)	Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Strategic Income Securities Fund dated as of May 1, 2000

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 2000

(vii)	Class 3 Distribution Plan pursuant to Rule 12b-1 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund to be filed by amendment

(n)	Rule 18F-3Plan.

(i)	Multiple Class Plan for all series of the Fund

Filing: Post Effective Amendment No.26

File No. 33-23493

Filing Date: November 30, 1998

(ii)	Multiple Class Plan adopted on behalf of Franklin Aggressive Growth Securities Fund

Filing: Post-Effective Amendment No. 30 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: July 30, 1999

(iii)	Multiple Class Plan adopted on behalf of Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund to be filed by amendment

(p)	Code of Ethics

(i)	Code of Ethics

(q)	Power of Attorney

(ii)	Power of Attorney dated as of the 9th of October 2001

Filing: Registration Statement of the Fund on Form N-14

File No. 333-73934

Filing Date: November 21, 2001

Item 24.	Persons Controlled by or Under Common Control with the Fund

None

Item 25.	Indemnification

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Investment Adviser

(i)	The officers and directors of the Fund’s investment advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Franklin Advisers, Inc., (Advisers) the investment manager or sub-adviser of 17 of the Fund’s series, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(ii)	Templeton Investment Counsel, LLC, formerly Templeton Investment Counsel, Inc.

Templeton Investment Counsel, LLC. (Investment Counsel), an indirect, wholly owned subsidiary of Resources, serves as adviser to the Templeton Global Asset Allocation Fund and Templeton Foreign Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of Investment Counsel and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(iii)	Templeton Global Advisers Limited, formerly known as Templeton Galbraith and Hansberger Ltd.

Templeton Global Advisers Limited (Templeton Nassau), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Growth Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Templeton Nassau (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of Templeton Nassau and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

(iv)	Templeton Asset Management Ltd., formerly known as Templeton Investment Management (Singapore) Pte Ltd.

Templeton Asset Management Ltd. (TAML), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Securities Fund and as sub-advisor to Templeton

Growth Securities Fund, furnishing to the investment manager in that capacity portfolio management services and investment research. For information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of TAML and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(v)	Franklin Advisory Services, LLC, formerly Franklin Advisory Services, Inc.

Franklin Advisory Services, LLC (Franklin New Jersey), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Franklin Rising Dividends Securities Fund and Franklin Small Cap Value Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Franklin New Jersey (SEC File 801-51967), incorporated herein by reference, which set forth the officers and directors of Franklin New Jersey and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(vi)	Franklin Mutual Advisers, LLC, formerly Franklin Mutual Advisers, Inc.

Franklin Mutual Advisers, LLC (Mutual Advisers), an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Mutual Discovery Securities Fund and Mutual Shares Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27.	Principal Underwriters

a)	Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.

Franklin California Tax-Free Trust

Franklin Capital Growth Fund

Franklin Custodian Funds, Inc.

Franklin Federal Money Fund

Franklin Federal Tax-Free Income Fund

Franklin Floating Rate Trust

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin Mutual Series Fund Inc.

Franklin Mutual Recovery Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Exempt Money Fund

Franklin Tax-Free Trust

Franklin Templeton Fund Allocator Series

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton Capital Accumulator Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds, Inc.

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund, Inc.

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

Item 28.	Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 13th day of February, 2004.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Fund)

/S/ DAVID P. GOSS

David P. Goss Vice President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR. Rupert H. Johnson, Jr.	Chief Executive Officer – Investment Management and Trustee Dated: February 13, 2004

JIMMY D. GAMBILL* Jimmy D. Gambill*	Chief Executive Officer – Finance and Administration Dated: February 13, 2004

KIMBERLY H. MONASTERIO* Kimberly H. Monasterio	Chief Financial Officer Dated: February 13, 2004

FRANK H. ABBOTT III* Frank H. Abbott III	Trustee Dated: February 13, 2004

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: February 13, 2004

S. JOSEPH FORTUNATO* S. Joseph Fortunato	Trustee Dated: February 13, 2004

ROBERT F. CARLSON* Robert F. Carlson	Trustee Dated: February 13, 2004

CHARLES B. JOHNSON* Charles B. Johnson	Trustee Dated: February 13, 2004

FRANK W.T. LAHAYE* Frank W.T. LaHaye	Trustee Dated: February 13, 2004

GORDON S. MACKLIN* Gordon S. Macklin	Trustee Dated: February 13, 2004

CHRISTOPHER H. PINKERTON* Christopher H. Pinkerton	Trustee Dated: February 13, 2004

/S/ KAREN L. SKIDMORE Karen L. Skidmore Assistant Vice President and Assistant Secretary (Pursuant to power of attorney previously filed)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO	DESCRIPTION	LOCATION

EX-99.a(i)	Agreement and Declaration of Trust, dated April 20, 1988	*

EX-99.a(ii)	Certificate of Amendment of Agreement and Declaration of Trust, dated October 21, 1988	*

EX-99.a(iii)	Certificate of Amendment of Agreement and Declaration of Trust	*

EX-99 a(iv)	Certificate of Amendment of Agreement and Declaration of Trust of Franklin Valuemark Funds, filed on July 1, 1999	*

EX-99.b(i)	By-Laws	*

EX-99.b(ii)	Certificate of Amendment of By-Laws, dated May 16, 1995	*

EX-99.d(i)	Management Agreement between the Fund and Franklin Advisers, Inc., dated January 24, 1989	*

EX-99.d(ii)	Addendum to Investment Management Agreement, dated March 14, 1989	*

EX-99.d(iii)	Sub-Advisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, on behalf of Templeton International Securities Fund, dated as of January 1, 2001	*

EX-99.d(iv)	Management Agreement between the Fund, on behalf of Franklin Rising Dividends Fund, and Franklin Advisory Services, LLC, dated April 1, 1999	*

EX-99.d(v)	Investment Management Agreement between the Fund, on behalf of the Templeton Global Growth Fund, and Templeton, Galbraith & Hansberger Ltd., dated March 15, 1994	*

EX-99.d(vi)	Sub-Advisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, on behalf of Global Income Fund, dated as of January 1, 2001	*

EX-99.d(vii)	Investment Advisory Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Templeton Investment Counsel, LLC dated as of January 1, 2001	*

EX-99.d(viii)	Sub-Advisory Agreement between Templeton Investment Investment Counsel, LLC, on behalf of Templeton Asset Strategy Fund, and Franklin Advisers, dated as of July 19, 2001	*

EX-99.d(ix)	Investment Advisory Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, and Templeton Asset Management, Ltd., dated as of May 1, 2000	*

EX-99.d(x)	Management Agreement between the Fund, on behalf of Capital Growth Fund, and Franklin Advisers, Inc. dated January 18, 1996	*

EX-99.d(xi)	Sub-Advisory Agreement between Templeton Global Advisors, Limited, on behalf of Templeton Growth Securities Fund, and Templeton Asset Management Limited, dated as of December 31, 2001	*

EX-99.d(xii)	Amendment to Management Agreement between the Fund, and Franklin Advisers, Inc. dated August 1, 1995	*

EX-99.d(xiii)	Management Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual Advisers, LLC, formerly Franklin Mutual Advisers, Inc., dated October 18, 1996	*

EX-99.d(xiv)	Management Agreement between the Fund, on behalf of Franklin Value Securities Fund, and Franklin Advisory Services, LLC, dated April 1, 1999	*

EX-99.d(xv)	Investment Advisory Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund; and Franklin Advisers, Inc., dated July 15, 1999	*

EX-99.d(xvi)	Investment Advisory Agreement between the Fund, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated as of May 1, 2000	*

EX-.d(xvii)	Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Strategic Income Fund, and Templeton Investment Counsel, LLC, dated as of January 1, 2001	*

EX-99.e(i)	Distribution Agreement between the Fund and Franklin Templeton Distributors, Inc.	*

EX-99.g(i)	Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of the International Equity Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992	*

EX-99.g(ii)	Custody Agreement between the Fund, on behalf of the Templeton Developing Markets Equity Fund and the Templeton Global Growth Fund, and The Chase Manhattan Bank, N.A. dated March 15, 1994	*

EX-99.g(iii)	Master Custody Agreement between the Fund and the Bank of New York, dated February 16, 1996	*

EX-99.g(iv)	Terminal Link Agreement between the Fund and Bank of New York, dated February 16, 1996	*

EX-99.g(v)	Amendment to Global Custody Agreement between the Fund and The Chase Manhattan Bank, N.A. dated April 1, 1996	*

EX-99.g(vi)	Amendment to Master Custody Agreement between the Fund and the Bank of New York, dated April 1, 1996	*

EX-99.g(vii)	Letter of Agreement between the Fund and the Bank of New York, dated April 22, 1996	*

EX-99.g(viii)	Custody Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and the State Street Bank and Trust Company dated November 8, 1996	*

EX-99 g(ix)	Global Custody Agreement effective as of May 1, 2000 between The Chase Manhattan Bank, N.A. and Franklin Templeton Variable Insurance Products Trust	*

EX-99 g(x)	Master Custody Agreement, Exhibit A, revised 8/30/00	*

EX-99.g(xi)	Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996	*

EX-99.g(xii)	Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York as of May 16, 2001	*

EX-99.g(xiii)	Amended Schedule 2 of the Amended and Restated foreign Custody Manager Agreement between the registrant and Bank of New York	*

EX-99.h(i)	Fund Administration Agreement between the Fund, on behalf of International Smaller Companies Fund, and Franklin Templeton Services, Inc., dated as of January 1, 2001	*

EX-99.h(ii)	Fund Administration Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001	*

EX-99.h(iii)	Fund Administration Agreement between the Fund, on behalf of Mutual Discovery Securities Fund, and Mutual Shares Securities Fund and Franklin Templeton Services, LLC, dated January 1, 2001	*

EX-99.h(iv)	Fund Administration Agreement between the Fund, on behalf of Franklin Value Securities Fund, and Franklin Templeton Services, LLC, dated January 1, 2001	*

EX-99.h(v)	Fund Administration Agreement between the Fund, on behalf of Global Health Care Securities Fund, and Franklin Templeton Services, LLC, dated January 1, 2001	*

EX-99.h(vi)	Fund Administration Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund and Franklin Templeton Services, LLC dated January 1, 2001	*

EX-99 h(ix)	Fund Administration Agreement between the Fund, on behalf of Franklin Strategic Income Securities Fund and Franklin Templeton Services, LLC, dated as of January 1, 2001	*

EX-99 h(x)	Fund Administration Agreement between the Fund, on behalf of Franklin Small Cap Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001	*

EX-99 h(xi)	Fund Administration Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund and Franklin Templeton Services, LLC dated as of January 1, 2001	*

EX-99 h(xii)	Fund Administration Agreement between the Fund, on behalf of Templeton International Securities Fund and Franklin Templeton Services, LLC, dated as of January 1, 2001	*

EX-99.i(i)	Legal Opinion Securities Act of 1933 dated February 5, 1999	*

EX-99 j(i)	Consent of Independent Auditors	+

EX-99.l(i)	Letter of Understanding dated April 11, 1995	*

EX-99.l(ii)	Letter of Understanding dated September 12, 1995	*

EX-99.l(iii)	Letter of Understanding dated April 4, 1996	*

EX-99.l(iv)	Letter of Understanding dated October 21, 1996	*

EX-99.l(v)	Letter of Understanding dated April 23, 1998	*

EX-99 l(vi)	Letter of Understanding dated April 28, 2000	*

EX-99 l(vii)	Letter of Understanding dated April 28, 2000	*

EX-99 l(viii)	Letter of Understanding dated April 28, 2000	*

EX-99.m(i)	Class 2 Distribution Plan Pursuant to Rule 12b-1 for all series of the Fund	*

EX-99.m(ii)	Class 2 Distribution Plan for Franklin Aggressive Growth Securities Fund	*

EX-99 m(v)	Class 2 Distribution Plan Pursuant to Rule 12b-1 for Franklin Strategic Income Securities Fund, dated as of May 1, 2000	*

EX-99 m(vi)	Class 3 Distribution Plan for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund	+

EX-99.n(i)	Multiple Class Plan for all series of the Fund	*

EX-99.n(ii)	Multiple Class Plan for Franklin Aggressive Growth Securities Fund	*

EX-99 n(iii)	Multiple Class Plan for Franklin Strategic Income Securities Fund	*

EX-99 n(iv)	Multiple Class Plan for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund	+

EX-99 p(i)	Code of Ethics	Attached

EX-99.q(i)	Power of Attorney from Officers and Trustees of the Registrant	*

*	Incorporated by reference to previous filings

+	To be filed by amendment